SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Post-Effective Amendment No.    9    (File No. 333-00041)              [x]
                                  -------

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.   10    (File No. 811-07475)                             [x]
                   -------

                        (Check appropriate box or boxes)

                         ACL VARIABLE ANNUITY ACCOUNT 1
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                    American Centurion Life Assurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

20 Madison Avenue Extension, Albany NY                                    12203
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                 (Zip Code)

Depositor's Telephone Number, including Area Code                (612) 671-3678
--------------------------------------------------------------------------------

      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It  is proposed that this filing will become effective (check appropriate box)
   [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
   [X] on April 30, 2004  pursuant  to  paragraph  (b) of Rule 485
   [ ] 60 days after  filing pursuant to paragraph (a)(1) of Rule 485
   [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:
   [ ] this  post-effective   amendment  designates a  new effective date for a
       previously filed post-effective amendment.

PROSPECTUS


APRIL 30, 2004


PRIVILEGED ASSETS(R) SELECT ANNUITY

GROUP FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:   AMERICAN CENTURION LIFE ASSURANCE COMPANY (AMERICAN CENTURION LIFE)
             20 Madison Avenue Extension
             Albany, NY 12203
             Telephone: (518) 452-4150 (Albany area)
             (800) 633-3563

             ACL VARIABLE ANNUITY ACCOUNT 1

This prospectus contains information that you should know before investing. Prospectuses are also available for:

-  American Express(R) Variable Portfolio Funds


-  AIM Variable Insurance Funds


-  American Century(R) Variable Portfolios, Inc.


-  Credit Suisse Trust

-  Janus Aspen Series: Institutional Shares

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CERTIFICATE IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CERTIFICATE INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting American Centurion Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

This prospectus provides a general description of the certificate. Your actual certificate and any riders or endorsements are the controlling documents. American Centurion Life has not authorized any person to give any information or to make any representation regarding the certificate other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

              ACL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                                      3
THE CERTIFICATE IN BRIEF                                                       4
EXPENSE SUMMARY                                                                5
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                    8
FINANCIAL STATEMENTS                                                           9
THE VARIABLE ACCOUNT AND THE FUNDS                                            10
THE FIXED ACCOUNT                                                             13
BUYING YOUR CERTIFICATE                                                       13
CHARGES                                                                       15
VALUING YOUR INVESTMENT                                                       16
MAKING THE MOST OF YOUR CERTIFICATE                                           17
SURRENDERS                                                                    20
CHANGING OWNERSHIP                                                            20
BENEFITS IN CASE OF DEATH                                                     21
THE ANNUITY PAYOUT PERIOD                                                     22
TAXES                                                                         23
VOTING RIGHTS                                                                 25
SUBSTITUTION OF INVESTMENTS                                                   25
ABOUT THE SERVICE PROVIDERS                                                   26
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                  27


              ACL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CERTIFICATE.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

AMERICAN CENTURION LIFE: In this prospectus, "we," "us," "our" and "American Centurion Life" refer to American Centurion Life Assurance Company.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: A fixed amount paid at regular intervals under one of several plans.

ANNUITY START DATE: The date when annuity payouts are scheduled to begin. This date is established when you start your certificate. You can change it in the future.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the certificate is in force.

CERTIFICATE VALUE: The total value of your certificate before we deduct any applicable charges.

CERTIFICATE YEAR: A period of 12 months, starting on the effective date of your certificate and on each anniversary of the effective date.


CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).


FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your certificate. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the certificate (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the certificate's benefits.

QUALIFIED ANNUITY: A certificate that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code), including rollovers from qualified plans

- Simplified Employee Pension (SEP) plans under Section 408(k) of the Code A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other certificates are considered NONQUALIFIED ANNUITIES.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your certificate. It is the certificate value minus any applicable charges.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each subaccount invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

              ACL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

THE CERTIFICATE IN BRIEF


PURPOSE: The purpose of the certificate is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the certificate. These accounts, in turn, may earn returns that increase the value of the certificate. Beginning at a specified time in the future called the retirement date, the certificate provides lifetime or other forms of payout of your certificate value on a fixed basis.

It may not be advantageous for you to purchase this certificate in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts or certificates carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract or certificate than on this certificate. You may have to pay a surrender charge when you exchange out of your old contract or certificate. If the exchange does not qualify for
Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract or certificate for this certificate, or buy this certificate in addition to your old contract or certificate, unless you determine it is in your best interest.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use the certificate as a qualified annuity to fund a retirement plan that is tax deferred, your certificate will not provide any necessary or additional tax deferral for that retirement plan. But a qualified annuity has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor before you purchase the certificate as a qualified annuity for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your certificate for a full refund within 30 days after you receive it. You must invest the portion of the purchase payment you allocate to the variable account in the AXP(R) Variable Portfolio - Cash Management Fund subaccount for the period we estimate or calculate your free look right to be in existence (generally 35 days after the certificate issue date.)

If you choose not to keep your certificate, return it to us within the free look period. We will cancel the certificate and we promptly will refund the greater of (1) your purchase payment without investment earnings, or (2) your certificate value plus any amount we deducted from your payment prior to allocation to the variable account or the fixed account.

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 10)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 13)


BUYING YOUR CERTIFICATE: You can purchase a certificate by submitting a complete application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. You must make an initial lump-sum purchase payment. You have the option of making additional purchase payments in the future.


PURCHASE PAYMENTS:


MINIMUM ALLOWABLE PURCHASE PAYMENTS:

  If paying by installments under a scheduled payment plan:
     $100 per month
     $50 biweekly

  If paying by any other method:
     $2,000 initial payment for nonqualified annuities
     $1,000 initial payment for qualified annuities
     $100 for any additional payments

  Installments must total at least $1,000 in the first year.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS:

  For the first year:

     $1,000,000 for issue ages through 75
     $500,000 for issue ages 76 to 85


  For each subsequent year:
     $50,000


TRANSFERS: Subject to certain restrictions, you currently may redistribute your certificate value among the accounts until annuity payouts begin. You may establish automated transfers among the accounts. (p. 17)


              ACL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

SURRENDERS: You may surrender all or part of your certificate value at any time before the annuity start date. You may also establish systematic surrenders. There is no surrender charge. Surrenders may be taxable (and include a 10% IRS penalty if made prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 20)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 20)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary the greater of the certificate value or total purchase payments made less partial surrenders. (p. 21)

ANNUITY PAYOUTS: You can apply your certificate value to an annuity payout plan that begins on the annuity start date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet requirements of the tax-deferred retirement plan. Payouts will be made on a fixed basis. (p. 22)

TAXES: Generally, your certificate grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 23)

LIMITATIONS ON USE OF CERTIFICATE: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to certificate values. Under these circumstances we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority.


EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CERTIFICATE. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY AT THE TIME THAT YOU BUY THE CERTIFICATE OR SURRENDER THE CERTIFICATE.

CERTIFICATE OWNER TRANSACTION EXPENSES


SURRENDER CHARGE                                                                      0%

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY
DURING THE TIME THAT YOU OWN THE CERTIFICATE, NOT INCLUDING FUND FEES AND
EXPENSES.

ANNUAL CERTIFICATE ADMINISTRATIVE CHARGE
                                                                                    $30

(We currently waive this charge when purchase payments less partial surrenders is at least $10,000.)

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value)

MORTALITY AND EXPENSE RISK FEE                                                        1%


              ACL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CERTIFICATE. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS
(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                 MINIMUM   MAXIMUM
Total expenses before fee waivers and/or expense reimbursements    .67%     1.63%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                MANAGEMENT         12B-1          OTHER
                                                                   FEES            FEES          EXPENSES         TOTAL
AXP(R) Variable Portfolio
        Capital Resource Fund                                       .64%            .13%            .08%         .85%(1)
        Cash Management Fund                                        .51             .13             .06          .70(1)
        Diversified Bond Fund                                       .60             .13             .08          .81(1)
        International Fund                                          .84             .13             .09         1.06(1)
        Managed Fund                                                .61             .13             .06          .80(1)
        Strategy Aggressive Fund                                    .61             .13             .09          .83(1)
AIM V.I
        INVESCO VIF - Core Equity Fund, Series I Shares             .75              --             .38         1.13(2),(3)
American Century(R) Variable Portfolios, Inc.
        VP Capital Appreciation, Class I                           1.00              --              --         1.00(4)
        VP Value, Class I                                           .95              --              --          .95(4)
Credit Suisse Trust
        Global Post-Venture Capital Portfolio                      1.25              --             .38         1.63(5)
Janus Aspen Series
        Growth Portfolio: Institutional Shares                      .65              --             .02          .67(6)
        Worldwide Growth Portfolio: Institutional Shares            .65              --             .06          .71(6)



We or an affiliate may receive all or part of the 12b-1 fees charged by a fund at the rate disclosed in the table above, and in the fund's prospectus, for distribution services we or an affiliate provide. We may also receive compensation from an adviser, distributor or other affiliate of a fund for administrative services we or an affiliate provide. The rate of compensation we receive from a fund for these services may be based on fund assets attributable to the certificate and to other variable insurance products that we and our affiliates issue. Depending on the amount of average daily net assets invested in the fund, the amounts paid may be significant.

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2003.
(2) The Fund has adopted a new form of administrative services and transfer agency agreements which will be effective May 1, 2004. As a result "Other expenses" have been restated to reflect the changes in fees under the new agreements.
(3) The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.
(4) The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.
(5) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time. The total expense ratios after the waiver and reimbursements would have been: Credit Suisse Trust Global Post-Venture Capital Portfolio (1.02%, 0%, .38% and 1.40%).
(6) Expenses for the Portfolios are based upon expenses for the fiscal year ended Dec. 31, 2003. All expenses are shown without the effect of any expense offset arrangements.


              ACL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CERTIFICATE WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CERTIFICATE ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.


THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CERTIFICATE FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. This example assumes the maximum fees and expenses of any of the funds for the last fiscal year. Although your actual costs may be higher or lower, based on this assumption, your costs would be:



                      1 YEAR   3 YEARS     5 YEARS    10 YEARS
                     $282.59   $866.34   $1,475.75   $3,119.05



MINIMUM EXPENSES. This example assumes the minimum fees and expenses of any of the funds for the last fiscal year. Although your actual costs may be higher or lower, based on this assumption, your costs would be:



                      1 YEAR   3 YEARS     5 YEARS    10 YEARS
                     $184.19   $570.21     $981.00   $2,127.00



* In these examples, the $30 administrative charge is approximated as a .127% charge. This percentage was determined by dividing the total amount of the administrative charges collected during the year that are attributable to the certificate by the total average net assets that are attributable to the certificate.


              ACL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)


The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses.

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                   2003     2002     2001     2000     1999     1998     1997     1996
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT DCR (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND) (12/9/1996)
Accumulation unit value at beginning of period        $0.92    $1.20    $1.48    $1.81    $1.48    $1.20    $0.98    $1.00
Accumulation unit value at end of period              $1.18    $0.92    $1.20    $1.48    $1.81    $1.48    $1.20    $0.98
Number of accumulation units outstanding
at end of period (000 omitted)                           53       55       62       75       82       50       23       --

SUBACCOUNT DMS (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND*) (12/9/1996)
Accumulation unit value at beginning of period        $1.21    $1.21    $1.18    $1.12    $1.08    $1.04    $1.00    $1.00
Accumulation unit value at end of period              $1.20    $1.21    $1.21    $1.18    $1.12    $1.08    $1.04    $1.00
Number of accumulation units outstanding
at end of period (000 omitted)                            9        9        9        8       46      170      189       --
*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR AXP VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AS OF DEC. 31, 2003 WERE
(0.69%) AND (0.69%), RESPECTIVELY.

SUBACCOUNT DSI (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (12/9/1996) Accumulation
unit value at
beginning of period                                   $1.25    $1.19    $1.12    $1.07    $1.07    $1.06    $0.99    $1.00
Accumulation unit value at end of period              $1.29    $1.25    $1.19    $1.12    $1.07    $1.07    $1.06    $0.99
Number of accumulation units outstanding
at end of period (000 omitted)                           53       33       30       14       19       21       15       --

SUBACCOUNT DIE (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND) (12/9/1996)
Accumulation unit value at beginning of period        $0.72    $0.89    $1.26    $1.69    $1.17    $1.03    $1.01    $1.00
Accumulation unit value at end of period              $0.91    $0.72    $0.89    $1.26    $1.69    $1.17    $1.03    $1.01
Number of accumulation units outstanding
at end of period (000 omitted)                           17       19       18       15       11       15       14       --

SUBACCOUNT DMG (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND) (12/9/1996)
Accumulation unit value at beginning of period        $1.13    $1.31    $1.48    $1.53    $1.34    $1.17    $0.99    $1.00
Accumulation unit value at end of period              $1.34    $1.13    $1.31    $1.48    $1.53    $1.34    $1.17    $0.99
Number of accumulation units outstanding
at end of period (000 omitted)                           52       57       58       64       69       63       44       --

SUBACCOUNT DAG (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND) (12/9/1996)
Accumulation unit value at beginning of period        $0.69    $1.02    $1.54    $1.91    $1.13    $1.11    $1.00    $1.00
Accumulation unit value at end of period              $0.88    $0.69    $1.02    $1.54    $1.91    $1.13    $1.11    $1.00
Number of accumulation units outstanding
at end of period (000 omitted)                           92      100      129      121       58       65       42       --

SUBACCOUNT DGR (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP CAPITAL APPRECIATION, CLASS I) (12/10/1996)
Accumulation unit value at beginning of period        $0.88    $1.13    $1.58    $1.46    $0.90    $0.93    $0.97    $1.00
Accumulation unit value at end of period              $1.05    $0.88    $1.13    $1.58    $1.46    $0.90    $0.93    $0.97
Number of accumulation units outstanding
at end of period (000 omitted)                           57       52       67       85       49       51       42       --

SUBACCOUNT DVL (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE, CLASS I) (12/10/1996)
Accumulation unit value at beginning of period        $1.46    $1.69    $1.51    $1.29    $1.31    $1.27    $1.01    $1.00
Accumulation unit value at end of period              $1.86    $1.46    $1.69    $1.51    $1.29    $1.31    $1.27    $1.01
Number of accumulation units outstanding
at end of period (000 omitted)                          134      160       94       26       53       50       33       --

SUBACCOUNT DVC (INVESTING IN SHARES OF CREDIT SUISSE TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO) (12/10/1996)
Accumulation unit value at beginning of period        $0.69    $1.06    $1.50    $1.87    $1.16    $1.10    $0.98    $1.00
Accumulation unit value at end of period              $1.01    $0.69    $1.06    $1.50    $1.87    $1.16    $1.10    $0.98
Number of accumulation units
outstanding at end of period (000 omitted)               67       76       74       68       67       75       65       --

SUBACCOUNT DII (INVESTING IN SHARES OF INVESCO VIF - CORE EQUITY FUND, SERIES I SHARES) (12/10/1996)
Accumulation unit value at beginning of period        $1.23    $1.54    $1.70    $1.64    $1.44    $1.26    $1.00    $1.00
Accumulation unit value at end of period              $1.49    $1.23    $1.54    $1.70    $1.64    $1.44    $1.26    $1.00
Number of accumulation units outstanding
at end of period (000 omitted)                           68       86      126      140      194      221      155       --


              ACL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                   2003     2002     2001     2000     1999     1998     1997     1996
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT DSG (INVESTING IN SHARES OF JANUS ASPEN SERIES GROWTH PORTFOLIO: INSTITUTIONAL SHARES) (12/10/1996)
Accumulation unit value at beginning of period        $1.06    $1.46    $1.96    $2.32    $1.63    $1.21    $1.00    $1.00
Accumulation unit value at end of period              $1.39    $1.06    $1.46    $1.96    $2.32    $1.63    $1.21    $1.00
Number of accumulation units outstanding
at end of period (000 omitted)                          365      391      492      594      472      352      230       --

SUBACCOUNT DWG (INVESTING IN SHARES OF JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO: INSTITUTIONAL SHARES) (12/10/1996)
Accumulation unit value at beginning of period        $1.20    $1.63    $2.12    $2.54    $1.56    $1.22    $1.00    $1.00
Accumulation unit value at end of period              $1.47    $1.20    $1.63    $2.12    $2.54    $1.56    $1.22    $1.00
Number of accumulation units outstanding
at end of period (000 omitted)                          250      286      355      390      462      339      252       --


FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.


              ACL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under New York law on Dec. 1, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Centurion Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the certificate owner would be currently taxed on income earned within the certificate. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the certificate, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the certificate continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the certificate as necessary to comply with any new tax laws.

THE FUNDS: A fund underlying your certificate in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). In doing so, we may consider various objective and subjective factors. These factors include financial and distribution considerations that benefit us and/or our affiliates and the selling firms who distribute this certificate. Purchase payments and contract values invested in the AXP(R) Variable Portfolio Funds generally are more profitable for us and our affiliates. We or one of our affiliates may receive compensation from the funds including, but not limited to, 12b-1 fees (see "Expense Summary -- Annual Operating Expenses of the Funds").

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


              ACL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING
FUNDS:



FUND NAME                        INVESTMENT OBJECTIVES AND POLICIES                              INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio -      Capital appreciation. Invests primarily in U.S.                 American Express Financial
Capital Resource Fund            common stocks of companies with market                          Corporation (AEFC)
                                 capitalization of at least $5 billion.

AXP(R) Variable Portfolio -      Maximum current income consistent with liquidity and stability  AEFC
Cash Management Fund             of principal. Invests primarily in money market instruments, such as marketable debt obligations issued by the U.S.
                                 government or its agencies, bank certificates of deposit,
                                 bankers' acceptances, letters of credit, and commercial paper, including asset-backed commercial paper.

AXP(R) Variable Portfolio -      High level of current income while attempting to conserve the   AEFC
Diversified Bond Fund            value of the investment and continuing a high level of income for the longest period of time. Under normal market
                                 conditions, the Fund invests at least 80% of its net assets in bonds and other debt obligations.

AXP(R) Variable Portfolio -      Capital appreciation. Invests primarily in equity securities    AEFC, adviser; American Express
International Fund               of foreign issuers that offer strong growth potential.          Asset Management International,
                                                                                                 Inc., a wholly-owned subsidiary
                                                                                                 of AEFC, subadviser.

AXP(R) Variable Portfolio -      Maximum total investment return through a combination of        AEFC
Managed Fund                     capital growth and current income. Invests primarily in a
                                 combination of common and preferred stocks, bonds and other debt securities.

AXP(R) Variable Portfolio -      Capital appreciation. Under normal market conditions, at least  AEFC
Strategy Aggressive Fund         65% of the Fund's total assets are invested in equity
                                 securities.

American Century(R)              Capital growth. Invests primarily in common stocks that are     American Century Investment
VP Capital Appreciation,         considered by management to have better-than-average prospects  Management, Inc.
Class I                          for appreciation.

American Century(R)              Long-term capital growth, with income as a secondary            American Century Investment
VP Value, Class I                objective. Invests primarily in stocks of companies that        Management, Inc.
                                 management believes to be undervalued at the time of purchase.


              ACL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

FUND NAME                        INVESTMENT OBJECTIVES AND POLICIES                              INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust -            Long-term growth of capital. Invests primarily in equity        Credit Suisse Asset Management,
Global Post-Venture Capital      securities of U.S. and foreign companies considered to be in    LLC, investment adviser; Credit
Portfolio                        their post-venture capital stage of development.                Suisse Asset Management Limited
                                                                                                 ("CSAM London," "CSAM Tokyo,"
                                                                                                 and "CSAM Sydney,"
                                                                                                 respectively), Abbott Capital
                                                                                                 Management LLC, sub-investment
                                                                                                 advisers.

INVESCO V.I.F. - Core Equity     High total return through both growth and current income. The   A I M Advisors, Inc., advisor;
Fund, Series IShares             Portfolio normally invests at least 80% of its assets in        INVESCO Institutional (N.A.),
                                 common and preferred stocks. At least 50% of common and         Inc. subadvisor.
                                 preferred stocks which the Portfolio holds will be dividend paying. Stocks selected for the Fund generally are expected to produce income and consistent, stable returns. Although the
                                 Portfolio focuses on the stocks of larger companies with a history of paying dividends, it also may invest in companies that have not paid regular dividends. The Portfolio's equity investments are limited to equity securities that can be
                                 traded easily in the United States. It may however, invest in foreign securities in the form of American Depository Receipts
                                 ("ADRs"). The Fund will normally invest up to 5% of its assets in debt securities, generally U.S. government and corporate bonds that are rated investment grade at the time of purchase.

Janus Aspen Series Growth        Long-term growth of capital in a manner consistent with the     Janus Capital
Portfolio: Institutional         preservation of capital. Invests primarily in common stocks
Shares                           selected for their growth potential.

Janus Aspen Series Worldwide     Long-term growth of capital in a manner consistent with the     Janus Capital
Growth Portfolio:                preservation of capital. Invests primarily in common stocks of
Institutional Shares             companies of any size located throughout the world. The
                                 Portfolio normally invests in issuers from at least five
                                 different countries, including the United States. The
                                 Portfolio under unusual circumstances invests in fewer than five countries or even a single country.


              ACL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

THE FIXED ACCOUNT

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment and transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Certificate -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CERTIFICATE

Our representative can help you prepare and submit your application. Alternatively, you may ask us for the forms and prepare them yourself. As the owner, you have all rights and may receive all benefits under the certificate. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy.

When you apply, you may select:

-  the fixed account and/or subaccounts in which you want to invest;

-  how you want to make purchase payments;

- the date you want to start receiving annuity payouts (the annuity start date); and

-  a beneficiary.


If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our home office. If we accept your application, we will send you a certificate. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


THE ANNUITY START DATE

Annuity payouts are to begin on the annuity start date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES, the annuity start date must be:

-  no earlier than the 30th day after the certificate's effective date; and

-  no later than the annuitant's 85th birthday.


FOR QUALIFIED ANNUITIES, to comply with IRS regulations, the annuity start date generally must be:

- by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2.

If you satisfy your required minimum distributions by some other IRS approved method, or in the form of partial surrenders from this certificate, annuity payouts can start as late as, but not later than, the annuitant's 85th birthday.


BENEFICIARY

If death benefits become payable before the annuity start date while the certificate is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the certificate value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

              ACL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

  If paying by installments under a scheduled payment plan:
      $100 per month
      $50 biweekly

  If paying by any other method:
      $2,000 initial payment for nonqualified annuities
      $1,000 initial payment for qualified annuities
      $100 for any additional payments

Installments must total at least $1,000 in the first year.

(1) If you do not make any purchase payments for the most recent 36 months, and your previous payments total $1,000 or less, we have the right to give you 30 days' written notice and pay you the total value of your certificate in a lump sum.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS(2) (for the first year, this is based on your age or the age of the annuitant (whoever is older) on the effective date of the certificate):

  For the first year:

      $1,000,000 through age 75
      $500,000 for ages 76 to 85


  For each subsequent year:
      $50,000

(2) These limits apply in total to all American Centurion Life annuities and certificates you own. We reserve the right to increase maximum limits or reduce age limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER
Send your check along with your name and certificate number to:

Regular mail:

AMERICAN CENTURION LIFE ASSURANCE COMPANY
BOX 5550
ALBANY, NY 12205

Express mail:

AMERICAN CENTURION LIFE ASSURANCE COMPANY
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

2 BY SCHEDULED PAYMENT PLAN
Through:

-  a bank authorization.


3 OTHER METHOD ACCEPTABLE TO US


              ACL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

CHARGES

ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the certificate value on your certificate anniversary at the end of each certificate year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total certificate value.

We will waive this charge for any certificate year where:

- the total purchase payments (less partial surrenders) on the current certificate anniversary is $10,000 or more, or

-  a death benefit is payable, or

-  you surrender the certificate in full.

This charge does not apply after annuity payouts begin.

We reserve the right to impose the administrative charge on all certificates, including those with purchase payments equal to or greater than $10,000.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1% of their average daily net assets on an annual basis. This fee covers the mortality risk and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract and certificates, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because the administrative charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.


OTHER INFORMATION ON CHARGES


There is no surrender charge if you take a total or a partial surrender from your certificate.

In some cases, we may incur lower sales and administrative expenses. In those cases, we may, at our discretion, reduce or eliminate the administrative charge. However, we expect this to occur infrequently.

              ACL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your fixed account and subaccounts as follows:

FIXED ACCOUNT

We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals: - the sum of your purchase payments and transfer amounts allocated to the fixed account; - plus interest credited; - minus the sum of amounts surrendered and amounts transferred out, and - minus any prorated portion of the administrative charge.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your certificate for that account. Conversely, we subtract a certain number of accumulation units from your certificate each time you take a partial surrender, transfer amounts out of a subaccount or we assess an administrative charge.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocate to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial surrenders; and/or


-  deduction of a prorated portion of the administrative charge.


Accumulation unit values will fluctuate due to:

-  changes in funds' net asset value;

-  dividends distributed to the subaccounts;

-  capital gains or losses of funds;


-  fund operating expenses; and/or


-  mortality and expense risk fees.

              ACL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CERTIFICATE

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                   NUMBER
                                                              AMOUNT          ACCUMULATION        OF UNITS
                                            MONTH            INVESTED          UNIT VALUE         PURCHASED
By investing an equal number
of dollars each month ...                   Jan                $100               $20                5.00

                                            Feb                 100                18                5.56

you automatically buy more                  Mar                 100                17                5.88
units when the per unit market
price is low ...                    ---->   Apr                 100                15                6.67

                                            May                 100                16                6.25

                                            Jun                 100                18                5.56

                                            Jul                 100                17                5.88

                                            Aug                 100                19                5.26
and fewer units when the per
unit market price is high.          ---->   Sept                100                21                4.76

                                            Oct                 100                20                5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact our office. Some restrictions may apply.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer certificate value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. We will process your transfer request on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments.


We may suspend or modify transfer privileges at any time.


WE SEEK TO PREVENT MARKET TIMING. DO NOT INVEST IN THE CERTIFICATE IF YOU ARE A MARKET TIMER. MARKET TIMING IS A PRACTICE OF TRANSFERRING ASSETS AMONG SUBACCOUNTS IN AN EFFORT TO TAKE ADVANTAGE OF SHORT-TERM MARKET MOVEMENTS OR PRICE FLUCTUATIONS. MARKET TIMING CAN IMPACT THE PERFORMANCE OF THE FUNDS AND HARM CERTIFICATE OWNERS.

Because we try to distinguish market timing from transfers we believe are not harmful to the funds or certificate owners, such as dollar cost averaging, there is no set number of transfers you can make without being identified as a market timer. Accounts under common control, including multiple certificates or contracts you may own, may be counted together for these purposes.

              ACL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law. These restrictions or modifications may include, but not be limited to:

-  requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

-  not accepting telephone or electronic transfer requests;

-  requiring a minimum time period between each transfer;

-  not accepting transfer requests of an agent acting under power of attorney;

-  limiting the dollar amount that you may transfer at any one time; or

-  suspending the transfer privilege.

Subject to state law and the terms of each certificate, we intend to apply the policy described above to all certificate owners. We will notify you in writing of our decision to impose any modification, restriction or suspension of your transfers.

In addition, each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing. You should read the prospectuses for the funds for more details.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because the variable account may invest in the funds on an omnibus basis, the funds may not be able to detect and deter market timing activity. In addition, state law and the terms of some certificates may prevent us from stopping certain market timing activity. Market timing activity that we are unable to restrict may impact the performance of the funds and harm certificate owners.


TRANSFER POLICIES

- Before annuity payouts begin, you may transfer certificate values at any time between the subaccounts, from the subaccounts to the fixed account or from the fixed account to the subaccounts.

-  The amount transferred to any one account must be at least $100.


HOW TO REQUEST A TRANSFER OR SURRENDER


1 BY LETTER

Send your name, certificate number, Social Security Number or Taxpayer Identification Number (TIN)* and signed request for a transfer or surrender to:


Regular mail:

AMERICAN CENTURION LIFE ASSURANCE COMPANY
P.O. BOX 5550
ALBANY, NY 12205

Express mail:

AMERICAN CENTURION LIFE ASSURANCE COMPANY
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT
Transfers or surrenders:  $100 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders: Certificate value or entire account balance


* Failure to provide TIN may result in mandatory tax withholding on the taxable portion of the distribution.


              ACL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

You can set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated surrenders may be restricted by applicable law under some certificates.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT

Transfers or surrenders: $100

3 BY PHONE

Call between 7 a.m. and 3:30 p.m. Central time:
(800) 633-3565

MINIMUM AMOUNT
Transfers or surrenders: $100 or entire account balance

MAXIMUM AMOUNT
Transfers:               Certificate value or entire account balance

Surrenders:              $5,000


We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.


We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.


Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.

              ACL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

SURRENDERS


You may surrender all or part of your certificate at any time before annuity payouts begin by sending us a written request or by calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the certificate. You may have to pay administrative charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin.


SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total certificate value, unless you request otherwise.

RECEIVING PAYMENT

By regular or express mail:

-  payable to you.

-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the surrender amount includes a purchase payment check that has not cleared;

   -- the NYSE is closed, except for normal holiday and weekend closings;

   -- trading on the NYSE is restricted, according to SEC rules;

   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   -- the SEC permits us to delay payment for the protection of security holders.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your certificate as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of a certificate may be transferred to the annuitant.


              ACL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

BENEFITS IN CASE OF DEATH

If you or the annuitant die before annuity payouts begin while the certificate is in force, we will pay the beneficiary the greater of:

-  certificate value; or

-  purchase payments minus partial surrenders.


IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the certificate's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


NONQUALIFIED ANNUITIES: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the certificate as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the certificate in force.


If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this certificate if:


- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the certificate as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the certificate over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this certificate if:


   - the beneficiary asks us in writing within 60 days after we receive proof of death; and

   -  payouts begin no later than one year following the year of your death; and

   - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

              ACL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

THE ANNUITY PAYOUT PERIOD

As owner of the certificate, you have the right to decide how and to whom annuity payouts will be made starting at the annuity start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements.

The amount available to purchase payouts under the plan you select is the certificate value on your annuity start date. We will make annuity payouts on a fixed basis.

Amounts of payouts depend on:

-  the annuity payout plan you select;

-  the annuitant's age and, in most cases, sex; and

-  the annuity table in the certificate.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before certificate values are used to purchase the payout plan:

- PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the annuity start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your certificate is a qualified annuity, you must select a payout plan as of the retirement date set forth in your certificate. You have the responsibility for electing a payout plan that complies with your certificate and with applicable law. Your certificate describes your payout plan options. The options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.


IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the certificate value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the certificate value to the owner in a lump sum.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

              ACL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

TAXES

Generally, under current law, your certificate has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts or certificates issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts or certificates.

ANNUITY PAYOUTS: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the certificate is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the certificate is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the certificate is fully recovered will be subject to tax.

SURRENDERS: If you surrender part or all of your nonqualified certificate before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your certificate immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING (INCLUDING IRAs AND SEPs): If you receive all or part of the certificate value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or TIN, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or TIN, you can elect not to have this withholding occur.

The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a certificate is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the certificate is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Payments made upon the death of the annuitant may be subject to the 10% penalty.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-  because of your death;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

-  if it is allocable to an investment before Aug. 14, 1982.

              ACL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the certificate will be the value of the certificate at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your certificate, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the certificate comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your IRA disclosure statement or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your certificate to fund a retirement plan or IRA that is already tax-deferred under the Code, the certificate will not provide any necessary or additional tax deferral.

ANNUITY PAYOUTS: Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the certificate is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA.

SURRENDERS: Under a qualified annuity, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the certificate is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA.

PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-  because of your death,

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

-  to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the certificate that represents after-tax contributions is not taxable as ordinary income to your beneficiary.

COLLATERAL ASSIGNMENT: You may not collaterally assign or pledge your qualified annuity.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your certificate.

              ACL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

AMERICAN CENTURION LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the certificate qualify as an annuity for federal income tax purposes. To that end, the provisions of the certificate are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the certificate. We reserve the right to amend the certificate to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the certificate to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


VOTING RIGHTS

As an owner with investments in the subaccounts, you may vote on important fund policies. We will vote fund shares according to your instructions.

The number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

We calculate votes separately for each subaccount. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change,

-  the existing funds become unavailable, or

-  in our judgment, the funds no longer are suitable for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the certificate, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.


We may also:

-  change the funds in which the subaccounts invest, and

-  make additional subaccounts investing in additional funds.


We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the AXP(R) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your certificate (see "Transferring Between Accounts" above).

In the event of substitution of any of these changes, we may amend the certificate and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.


              ACL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter and distributes the certificates. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of AEFC which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services.

ISSUER

American Centurion Life issues the certificates. American Centurion Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Centurion Life is a stock life insurance company organized in 1969 under the laws of the State of New York. Our offices are located at 20 Madison Avenue Extension, Albany, NY 12203. American Centurion Life conducts a conventional life insurance business in New York.

LEGAL PROCEEDINGS


The SEC, the National Association of Securities Dealers, Inc. and several state attorneys general have brought proceedings challenging several mutual fund and variable product financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements, and inappropriate sales. We have received requests for information and have been contacted by regulatory authorities concerning our practices and are cooperating fully with these inquiries.

We and our affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of our respective business activities. We believe we have meritorious defenses to each of these actions and intend to defend them vigorously. We believe that we are not a party to, nor are any of our properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on our consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.


              ACL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts                  p. 3
Rating Agencies                              p. 3
Principal Underwriter                        p. 3
Independent Auditors                         p. 3
Financial Statements


              ACL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]


AMERICAN CENTURION LIFE ASSURANCE COMPANY
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203
(800) 633-3563


S-6102 K (4/04)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                       PRIVILEGED ASSETS(R) SELECT ANNUITY


                         ACL VARIABLE ANNUITY ACCOUNT 1


                                 APRIL 30, 2004



ACL Variable Annuity Account 1 is a separate account established and maintained by American Centurion Life Assurance Company (American Centurion Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.

American Centurion Life Assurance Company

20 Madison Avenue Extension
Albany, NY 12203
518-452-4150 (Albany area)
(800) 633-3563

TABLE OF CONTENTS


Calculating Annuity Payouts                                         p.  3
Rating Agencies                                                     p.  3
Principal Underwriter                                               p.  3
Independent Auditors                                                p.  3


Financial Statements

                         ACL VARIABLE ANNUITY ACCOUNT 1

CALCULATING ANNUITY PAYOUTS


We guarantee the fixed annuity payout amounts. Once calculated, the payout will remain the same and never change. To calculate annuity payouts we:

- take the total value of the fixed account and the subaccounts at the annuity start date or the date selected to begin receiving annuity payouts; then

- using an annuity table we apply the value according to the annuity payout plan selected.

The annuity payout table we use will be the one in effect at the time chosen to begin annuity payouts. The table will be equal to or greater than the table in the contract.

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency ratings given to us, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                                   www.ambest.com
Fitch                                                 www.fitchratings.com

A.M. Best -- Rates insurance companies for their financial strength. Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the certificate, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives. AEFA is an affiliate of ours. Both AEFA and American Centurion Life are ultimately controlled by American Express Company. The principal business address of AEFA is 70100 AXP Financial Center, Minneapolis, MN 55474. American Centurion Life does not pay AEFA any underwriting commissions for its role as principal underwriter of the certificate.


INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, MN 55402, independent auditors, as stated in their report appearing herein.

                         ACL VARIABLE ANNUITY ACCOUNT 1

REPORT OF INDEPENDENT AUDITORS


THE BOARD OF DIRECTORS
AMERICAN CENTURION LIFE ASSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the 12 segregated asset subaccounts of ACL Variable Annuity Acco unt 1, referred to in Note 1, as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Centurion Life Assurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 12 segregated asset subaccounts of ACL Variable Annuity Account 1, referred to in Note 1, at December 31, 2003, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                      /s/ Ernst & Young LLP


Minneapolis, Minnesota
March 19, 2004

                         ACL VARIABLE ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003                                                DCR            DMS            DSI            DIE            DMG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     90,107   $     10,242   $     67,780   $     22,636   $     75,657
                                                            ------------------------------------------------------------------------
    at market value                                         $     63,125   $     10,242   $     68,144   $     15,569   $     70,028
Dividends receivable                                                  --              4            217             --             --
Accounts receivable from American Centurion Life
  for certificate purchase payments                                   60             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      63,185         10,246         68,361         15,569         70,028
====================================================================================================================================
LIABILITIES
Payable to American Centurion Life for
  mortality and expense risk fee                                      57              9             61             14             64
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     57              9             61             14             64
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                       $     63,128   $     10,237   $     68,300   $     15,555   $     69,964
====================================================================================================================================
Accumulation units outstanding                                    53,421          8,511         52,913         17,046         52,113
====================================================================================================================================
Net asset value per accumulation unit                       $       1.18   $       1.20   $       1.29   $       0.91   $       1.34
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                    DAG            DGR            DVL            DVC            DII
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    157,092   $     87,675   $    228,529   $     93,340   $    102,127
                                                            ------------------------------------------------------------------------
    at market value                                         $     80,343   $     59,956   $    249,989   $     68,223   $    102,121
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Centurion Life
  for certificate purchase payments                                   --             --             --             30             60
Receivable from mutual funds and portfolios
  for share redemptions                                               --             55            227             62             93
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      80,343         60,011        250,216         68,315        102,274
====================================================================================================================================
LIABILITIES
Payable to American Centurion Life for
  mortality and expense risk fee                                      72             55            227             62             93
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             30             60
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     72             55            227             92            153
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                       $     80,271   $     59,956   $    249,989   $     68,223   $    102,121
====================================================================================================================================
Accumulation units outstanding                                    91,640         57,275        134,303         67,463         68,423
====================================================================================================================================
Net asset value per accumulation unit                       $       0.88   $       1.05   $       1.86   $       1.01   $       1.49
====================================================================================================================================

                                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                                                        ----------------------------
DECEMBER 31, 2003 (CONTINUED)                                                                                 DSG            DWG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                                                              $    647,807   $    508,556
                                                                                                         ---------------------------
    at market value                                                                                      $    506,114   $    368,294
Dividends receivable                                                                                               --             --
Accounts receivable from American Centurion Life
  for certificate purchase payments                                                                                --            150
Receivable from mutual funds and portfolios
  for share redemptions                                                                                           460            336
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                  506,574        368,780
====================================================================================================================================
LIABILITIES
Payable to American Centurion Life for
  mortality and expense risk fee                                                                                  460            336
Payable to mutual funds and portfolios
  for investments purchased                                                                                        --            150
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 460            486
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                                                                    $    506,114   $    368,294
====================================================================================================================================
Accumulation units outstanding                                                                                364,890        249,736
====================================================================================================================================
Net asset value per accumulation unit                                                                    $       1.39   $       1.47
====================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003                                    DCR            DMS            DSI            DIE            DMG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        352   $         54   $      1,889   $        127   $      1,477
Variable account expenses                                           567            108            534            140            658
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (215)           (54)         1,355            (13)           819
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           6,629         19,606         20,358          4,273         12,108
    Cost of investments sold                                     10,491         19,606         20,198          7,290         14,561
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (3,862)            --            160         (3,017)        (2,453)
Net change in unrealized appreciation or
  depreciation of investments                                    18,187              1             74          6,461         13,224
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   14,325              1            234          3,444         10,771
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     14,110   $        (53)  $      1,589   $      3,431   $     11,590
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        DAG            DGR            DVL            DVC            DII
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $      2,619   $         --   $      1,076
Variable account expenses                                           735            520          2,304            625          1,035
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (735)          (520)           315           (625)            41
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          19,013          3,610         48,271         15,489         41,712
    Cost of investments sold                                     44,703          6,220         52,655         23,422         46,055
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (25,690)        (2,610)        (4,384)        (7,933)        (4,343)
Net change in unrealized appreciation or
  depreciation of investments                                    44,271         12,544         60,998         32,973         24,470
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   18,581          9,934         56,614         25,040         20,127
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     17,846   $      9,414   $     56,929   $     24,415   $     20,168
===================================================================================================================================

                                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                                                        ---------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                                                                     DSG            DWG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                                                        $        416   $      3,859
Variable account expenses                                                                                      4,591          3,481
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                               (4,175)           378
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                                                       62,854         67,714
    Cost of investments sold                                                                                  92,797        107,031
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                                             (29,943)       (39,317)
Net change in unrealized appreciation or
  depreciation of investments                                                                                156,702        111,217
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                               126,759         71,900
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                             $    122,584   $     72,278
==================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003                                    DCR            DMS            DSI            DIE            DMG
OPERATIONS
Investment income (loss) -- net                            $       (215)  $        (54)  $      1,355   $        (13)  $        819
Net realized gain (loss) on sales of investments                 (3,862)            --            160         (3,017)        (2,453)
Net change in unrealized appreciation or
  depreciation of investments                                    18,187              1             74          6,461         13,224
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      14,110            (53)         1,589          3,431         11,590
===================================================================================================================================
CERTIFICATE TRANSACTIONS
Certificate purchase payments                                     2,715            795          4,940            810          2,018
Net transfers(1)                                                  1,398         (1,590)        30,713              1         (2,437)
Certificate charges                                                 (62)           (29)          (149)            (8)           (36)
Certificate terminations:
    Surrender benefits                                           (5,497)            --         (9,775)        (2,013)        (4,973)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from certificate transactions                (1,446)          (824)        25,729         (1,210)        (5,428)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  50,464         11,114         40,982         13,334         63,802
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     63,128   $     10,237   $     68,300   $     15,555   $     69,964
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           54,631          9,194         32,844         18,527         56,578
Certificate purchase payments                                     2,618            659          3,880          1,089          1,693
Net transfers(1)                                                  1,284         (1,318)        23,986             --         (2,229)
Certificate charges                                                 (60)           (24)          (118)           (10)           (32)
Certificate terminations:
    Surrender benefits                                           (5,052)            --         (7,679)        (2,560)        (3,897)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 53,421          8,511         52,913         17,046         52,113
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        DAG            DGR            DVL            DVC            DII
OPERATIONS
Investment income (loss) -- net                            $       (735)  $       (520)  $        315   $       (625)  $         41
Net realized gain (loss) on sales of investments                (25,690)        (2,610)        (4,384)        (7,933)        (4,343)
Net change in unrealized appreciation or
  depreciation of investments                                    44,271         12,544         60,998         32,973         24,470
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      17,846          9,414         56,929         24,415         20,168
===================================================================================================================================
CERTIFICATE TRANSACTIONS
Certificate purchase payments                                     3,683          5,108          1,889          4,065          7,420
Net transfers(1)                                                  4,137          3,395        (37,679)         1,396          1,495
Certificate charges                                                (116)          (143)           (80)           (92)          (170)
Certificate terminations:
    Surrender benefits                                          (13,733)        (3,081)        (4,573)       (14,348)       (32,390)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from certificate transactions                (6,029)         5,279        (40,443)        (8,979)       (23,645)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  68,454         45,263        233,503         52,787        105,598
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     80,271   $     59,956   $    249,989   $     68,223   $    102,121
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           99,656         51,571        160,172         76,304         85,871
Certificate purchase payments                                     4,875          5,529          1,224          5,286          5,602
Net transfers(1)                                                  4,921          3,688        (24,013)         1,426            761
Certificate charges                                                (158)          (161)           (55)          (132)          (133)
Certificate terminations:
    Surrender benefits                                          (17,654)        (3,352)        (3,025)       (15,421)       (23,678)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 91,640         57,275        134,303         67,463         68,423
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                                                       ----------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                                                                    DSG            DWG
OPERATIONS
Investment income (loss) -- net                                                                         $     (4,175)  $        378
Net realized gain (loss) on sales of investments                                                             (29,943)       (39,317)
Net change in unrealized appreciation or
  depreciation of investments                                                                                156,702        111,217
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                                  122,584         72,278
===================================================================================================================================
CERTIFICATE TRANSACTIONS
Certificate purchase payments                                                                                 22,526         16,294
Net transfers(1)                                                                                              (2,971)        (6,367)
Certificate charges                                                                                             (624)          (576)
Certificate terminations:
    Surrender benefits                                                                                       (51,452)       (57,078)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from certificate transactions                                                            (32,521)       (47,727)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                              416,051        343,743
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                               $    506,114   $    368,294
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                       391,183        286,112
Certificate purchase payments                                                                                 19,016         12,967
Net transfers(1)                                                                                              (2,764)        (5,253)
Certificate charges                                                                                             (541)          (474)
Certificate terminations:
    Surrender benefits                                                                                       (42,004)       (43,616)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                             364,890        249,736
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                    DCR            DMS            DSI            DIE            DMG
OPERATIONS
Investment income (loss) -- net                            $       (282)  $         12   $      1,249   $         (1)  $      1,097
Net realized gain (loss) on sales of investments                 (7,499)            --           (744)          (490)        (1,167)
Distributions from capital gains                                  5,336             --             --             31          6,057
Net change in unrealized appreciation or
  depreciation of investments                                   (13,336)            (1)         1,127         (2,660)       (16,416)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (15,781)            11          1,632         (3,120)       (10,429)
===================================================================================================================================
Certificate transactions
Certificate purchase payments                                     2,663          4,756          2,287          1,031          3,006
Net transfers(1)                                                 (3,876)           131         17,600           (305)        (1,739)
Certificate charges                                                 (77)           (29)           (59)           (12)           (59)
Certificate terminations:
    Surrender benefits                                           (6,479)        (5,061)       (16,577)           (65)        (2,225)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from certificate transactions                (7,769)          (203)         3,251            649         (1,017)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  74,014         11,306         36,099         15,805         75,248
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     50,464   $     11,114   $     40,982   $     13,334   $     63,802
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           61,848          9,368         30,228         17,774         57,529
Certificate purchase payments                                     2,557          3,936          1,887          1,284          2,498
Net transfers(1)                                                 (3,951)           107         14,605           (423)        (1,582)
Certificate charges                                                 (75)           (24)           (49)           (15)           (48)
Certificate terminations:
    Surrender benefits                                           (5,748)        (4,193)       (13,827)           (93)        (1,819)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 54,631          9,194         32,844         18,527         56,578
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        DAG            DGR            DVL            DVC            DII
OPERATIONS
Investment income (loss) -- net                            $       (911)  $       (597)  $       (276)  $       (640)  $        286
Net realized gain (loss) on sales of investments                (45,392)       (16,059)        (5,828)        (2,604)        (9,312)
Distributions from capital gains                                     --             --         14,483             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     6,648          1,515        (45,826)       (24,502)       (27,318)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (39,655)       (15,141)       (37,447)       (27,746)       (36,344)
===================================================================================================================================
Certificate transactions
Certificate purchase payments                                     6,382          5,247         11,440          4,868          8,648
Net transfers(1)                                                (26,119)        (8,419)       112,397           (633)       (23,215)
Certificate charges                                                (131)          (154)          (109)          (108)          (190)
Certificate terminations:
    Surrender benefits                                           (3,642)       (12,133)       (11,906)        (1,742)       (36,917)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from certificate transactions               (23,510)       (15,459)       111,822          2,385        (51,674)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 131,619         75,863        159,128         78,148        193,616
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     68,454   $     45,263   $    233,503   $     52,787   $    105,598
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          129,087         67,433         94,431         73,642        126,100
Certificate purchase payments                                     7,739          5,287          7,252          5,699          6,201
Net transfers(1)                                                (32,889)        (9,283)        66,174           (990)       (19,219)
Certificate charges                                                (159)          (150)           (70)          (118)          (135)
Certificate terminations:
    Surrender benefits                                           (4,122)       (11,716)        (7,615)        (1,929)       (27,076)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 99,656         51,571        160,172         76,304         85,871
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                             SEGREGATED ASSET
                                                                                                                SUBACCOUNTS
                                                                                                        ---------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                                                     DSG            DWG
OPERATIONS
Investment income (loss)-- net                                                                          $     (5,206)  $       (610)
Net realized gain (loss) on sales of investments                                                             (71,855)       (63,183)
Distributions from capital gains                                                                                  --             --
Net change in unrealized appreciation or
  depreciation of investments                                                                                (94,100)       (77,227)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                                 (171,161)      (141,020)
===================================================================================================================================
Certificate transactions
Certificate purchase payments                                                                                 29,966         23,261
Net transfers(1)                                                                                            (115,907)       (46,081)
Certificate charges                                                                                             (681)          (670)
Certificate terminations:
    Surrender benefits                                                                                       (45,976)       (69,480)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from certificate transactions                                                           (132,598)       (92,970)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                              719,810        577,733
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                               $    416,051   $    343,743
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                       492,442        354,688
Certificate purchase payments                                                                                 23,593         16,377
Net transfers(1)                                                                                             (85,909)       (33,827)
Certificate charges                                                                                             (542)          (467)
Certificate terminations:
    Surrender benefits                                                                                       (38,401)       (50,659)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                             391,183        286,112
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

ACL Variable Annuity Account 1 (the Account) was established under New York law and the subaccounts are registered together as a single unit investment trust of American Centurion Life Assurance Company (American Centurion Life) under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of New York.

The Account is used as a funding vehicle for Privileged Assets(R) Select Annuity contracts issued by American CenturioN Life.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2003 were as follows:

SUBACCOUNT   INVESTS EXCLUSIVELY IN SHARES OF                                                        SHARES
-----------------------------------------------------------------------------------------------------------
DCR          AXP(R) Variable Portfolio - Capital Resource Fund                                        3,164
DMS          AXP(R) Variable Portfolio - Cash Management Fund                                        10,246
DSI          AXP(R) Variable Portfolio - Diversified Bond Fund                                        6,437
DIE          AXP(R) Variable Portfolio - International Fund                                           1,875
DMG          AXP(R) Variable Portfolio - Managed Fund                                                 4,972
DAG          AXP(R) Variable Portfolio - Strategy Aggressive Fund                                    10,986
DGR          American Century(R) VP Capital Appreciation, Class I                                     8,421
DVL          American Century(R) VP Value, Class I                                                   32,091
DVC          Credit Suisse Trust - Global Post-Venture Capital Portfolio                              7,219
DII          INVESCO VIF - Core Equity Fund, Series I Shares                                          5,702
DSG          Janus Aspen Series Growth Portfolio: Institutional Shares                               26,319
DWG          Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares                     14,264

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Centurion Life.

American Centurion Life serves as issuer of the contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

American Centurion Life is taxed as a life insurance company. The Account is treated as part of American Centurion Life for federal income tax purposes. Under existing tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

                         ACL VARIABLE ANNUITY ACCOUNT 1

3. VARIABLE ACCOUNT EXPENSES

American Centurion Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the certificate owners and annuitants will not affect the Account. American Centurion Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 1% of the average daily net assets of each subaccount.

4. CERTIFICATE CHARGES

American Centurion Life deducts a certificate administrative charge of $30 per year. This charge reimburses American Centurion Life for expenses incurred in establishing and maintaining the annuity records. The charge may be waived based upon the underlying certificate value.

5. RELATED PARTY TRANSACTIONS

Effective Nov. 1, 2003, management fees were paid indirectly to American Express Financial Corporation (AEFC), an affiliate of IDS Life Insurance Company (IDS
Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. This change did not affect the management of the Fund and did not change the management fees paid by the Fund. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

FUND                                                                                        PERCENTAGE RANGE
------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Capital Resource Fund                                           0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                            0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Bond Fund                                           0.610% to 0.535%
AXP(R) Variable Portfolio - International Fund                                              0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                                    0.630% to 0.550%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                        0.650% to 0.575%

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for AXP(R) Variable Portfolio - Managed Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

AXP(R) Variable Portfolio - Capital Resource Fund
AXP(R) Variable Portfolio - International Fund
AXP(R) Variable Portfolio - Managed Fund
AXP(R) Variable Portfolio - Strategy Aggressive Fund

From Jan. 1, 2003 to Oct. 31, 2003, management fees were paid indirectly to IDS Life in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. IDS Life, in turn, paid to AEFC a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - International Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                                        PERCENTAGE RANGE
------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Capital Resource Fund                                           0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                            0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Bond Fund                                           0.050% to 0.025%
AXP(R) Variable Portfolio - International Fund                                              0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                                                    0.040% to 0.020%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                        0.060% to 0.035%

The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

                         ACL VARIABLE ANNUITY ACCOUNT 1

6. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2003 were as follows:

SUBACCOUNT   INVESTMENT                                                                          PURCHASES
-----------------------------------------------------------------------------------------------------------
DCR          AXP(R) Variable Portfolio - Capital Resource Fund                                  $     4,921
DMS          AXP(R) Variable Portfolio - Cash Management Fund                                        18,732
DSI          AXP(R) Variable Portfolio - Diversified Bond Fund                                       47,425
DIE          AXP(R) Variable Portfolio - International Fund                                           3,052
DMG          AXP(R) Variable Portfolio - Managed Fund                                                 7,507
DAG          AXP(R) Variable Portfolio - Strategy Aggressive Fund                                    12,261
DGR          American Century(R) VP Capital Appreciation, Class I                                     8,369
DVL          American Century(R) VP Value, Class I                                                    8,143
DVC          Credit Suisse Trust - Global Post-Venture Capital Portfolio                              5,885
DII          INVESCO VIF - Core Equity Fund, Series I Shares                                         18,108
DSG          Janus Aspen Series Growth Portfolio: Institutional Shares                               26,158
DWG          Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares                     20,365

7. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                                              DCR         DMS         DSI         DIE         DMG
                                                           --------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                           $   1.48    $   1.18    $   1.12    $   1.26    $   1.48
At Dec. 31, 2001                                           $   1.20    $   1.21    $   1.19    $   0.89    $   1.31
At Dec. 31, 2002                                           $   0.92    $   1.21    $   1.25    $   0.72    $   1.13
At Dec. 31, 2003                                           $   1.18    $   1.20    $   1.29    $   0.91    $   1.34
-------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                                 62           9          30          18          58
At Dec. 31, 2002                                                 55           9          33          19          57
At Dec. 31, 2003                                                 53           9          53          17          52
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                           $     74    $     11    $     36    $     16    $     75
At Dec. 31, 2002                                           $     50    $     11    $     41    $     13    $     64
At Dec. 31, 2003                                           $     63    $     10    $     68    $     16    $     70
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                               0.29%       3.89%       6.44%       1.24%       2.90%
For the year ended Dec. 31, 2002                               0.53%       1.14%       5.10%       0.99%       2.60%
For the year ended Dec. 31, 2003                               0.62%       0.51%       3.53%       0.91%       2.26%
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                               1.00%       1.00%       1.00%       1.00%       1.00%
For the year ended Dec. 31, 2002                               1.00%       1.00%       1.00%       1.00%       1.00%
For the year ended Dec. 31, 2003                               1.00%       1.00%       1.00%       1.00%       1.00%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                             (18.92%)      2.54%       6.25%     (29.37%)    (11.49%)
For the year ended Dec. 31, 2002                             (23.33%)      0.00%       5.04%     (19.10%)    (13.74%)
For the year ended Dec. 31, 2003                              28.26%      (0.83%)      3.20%      26.39%      18.58%
-------------------------------------------------------------------------------------------------------------------

                                                              DAG         DGR         DVL         DVC         DII
                                                           --------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                           $   1.54    $   1.58    $   1.51    $   1.50    $   1.70
At Dec. 31, 2001                                           $   1.02    $   1.13    $   1.69    $   1.06    $   1.54
At Dec. 31, 2002                                           $   0.69    $   0.88    $   1.46    $   0.69    $   1.23
At Dec. 31, 2003                                           $   0.88    $   1.05    $   1.86    $   1.01    $   1.49
-------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                                129          67          94          74         126
At Dec. 31, 2002                                                100          52         160          76          86
At Dec. 31, 2003                                                 92          57         134          67          68
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                           $    132    $     76    $    159    $     78    $    194
At Dec. 31, 2002                                           $     68    $     45    $    234    $     53    $    106
At Dec. 31, 2003                                           $     80    $     60    $    250    $     68    $    102
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                               0.20%         --        0.55%         --        0.22%
For the year ended Dec. 31, 2002                                 --          --        0.89%         --        1.18%
For the year ended Dec. 31, 2003                                 --          --        1.15%         --        1.05%
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                               1.00%       1.00%       1.00%       1.00%       1.00%
For the year ended Dec. 31, 2002                               1.00%       1.00%       1.00%       1.00%       1.00%
For the year ended Dec. 31, 2003                               1.00%       1.00%       1.00%       1.00%       1.00%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                             (33.77%)    (28.48%)     11.92%     (29.33%)     (9.41%)
For the year ended Dec. 31, 2002                             (32.35%)    (22.12%)    (13.61%)    (34.91%)    (20.13%)
For the year ended Dec. 31, 2003                              27.54%      19.32%      27.40%      46.38%      21.14%
-------------------------------------------------------------------------------------------------------------------

                         ACL VARIABLE ANNUITY ACCOUNT 1

                                                                                                  DSG        DWG
                                                                                               --------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                                                               $   1.96    $   2.12
At Dec. 31, 2001                                                                               $   1.46    $   1.63
At Dec. 31, 2002                                                                               $   1.06    $   1.20
At Dec. 31, 2003                                                                               $   1.39    $   1.47
-------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                                                                    492         355
At Dec. 31, 2002                                                                                    391         286
At Dec. 31, 2003                                                                                    365         250
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                                                               $    720    $    578
At Dec. 31, 2002                                                                               $    416    $    344
At Dec. 31, 2003                                                                               $    506    $    368
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                                                                   0.07%       0.47%
For the year ended Dec. 31, 2002                                                                     --        0.86%
For the year ended Dec. 31, 2003                                                                   0.09%       1.12%
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                                                                   1.00%       1.00%
For the year ended Dec. 31, 2002                                                                   1.00%       1.00%
For the year ended Dec. 31, 2003                                                                   1.00%       1.00%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                                                                 (25.51%)    (23.11%)
For the year ended Dec. 31, 2002                                                                 (27.40%)    (26.38%)
For the year ended Dec. 31, 2003                                                                  31.13%      22.50%
-------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

                         ACL VARIABLE ANNUITY ACCOUNT 1

American Centurion Life Assurance Company
-----------------------------------------------------------------------------

Report of Ernst & Young LLP Independent Auditors

THE BOARD OF DIRECTORS

AMERICAN CENTURION LIFE ASSURANCE COMPANY

We have audited the accompanying balance sheets of American Centurion Life Assurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2003 and 2002, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the management of American Centurion Life Assurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Centurion Life Assurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

January 26, 2004

Minneapolis, Minnesota

American Centurion Life Assurance Company
-----------------------------------------------------------------------------

BALANCE SHEETS

December 31,
(In thousands, except share amounts)
                                                                                                        2003          2002
ASSETS
Investments:
   Available-for-Sale:
      Fixed maturities, at fair value (amortized cost: 2003, $491,584; 2002, $407,687)               $509,123      $428,661
   Mortgage loans on real estate                                                                       62,619        49,046
                                                                                                     --------      --------
         Total investments                                                                            571,742       477,707
Cash and cash equivalents                                                                              22,554        22,589
Amounts recoverable from reinsurers                                                                     2,125         2,188
Amounts due from brokers                                                                                2,145            --
Accrued investment income                                                                               5,959         4,841
Deferred policy acquisition costs                                                                      19,709        15,618
Other assets                                                                                              124            84
Separate account assets                                                                                29,900        20,156
                                                                                                     --------      --------
         Total assets                                                                                $654,258      $543,183
                                                                                                     ========      ========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                                $528,165      $432,472
      Traditional life insurance                                                                        1,494         1,560
      Disability income                                                                                    85            85
   Amounts due to brokers                                                                                  --        15,412
   Deferred income taxes                                                                                1,622         1,864
   Other liabilities                                                                                    2,047         2,332
   Separate account liabilities                                                                        29,900        20,156
                                                                                                     --------      --------
         Total liabilities                                                                            563,313       473,881
Commitments and contingencies
Stockholder's equity:
   Capital stock, $10 par value per share; 100,000 shares authorized, issued
      and outstanding                                                                                   1,000         1,000
   Additional paid-in capital                                                                          56,600        36,600
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                  10,467        12,540
   Retained earnings                                                                                   22,878        19,162
                                                                                                     --------      --------
         Total stockholder's equity                                                                    90,945        69,302
                                                                                                     --------      --------
         Total liabilities and stockholder's equity                                                  $654,258      $543,183
                                                                                                     ========      ========

See accompanying Notes to Financial Statements.

American Centurion Life Assurance Company
-----------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

Years ended December 31,
(In thousands)
                                                                                        2003            2002          2001
REVENUES
   Net investment income                                                               $29,915        $29,225       $25,877
   Contractholder charges                                                                  500            615           721
   Mortality and expense risk and other fees                                               339            404           414
   Credit life insurance premiums                                                            1              1             1
   Net realized loss on investments                                                       (369)        (5,529)       (8,722)
                                                                                       -------        -------       -------
      Total revenues                                                                    30,386         24,716        18,291
                                                                                       -------        -------       -------
BENEFITS AND EXPENSES
   Interest credited on investment contracts                                            20,178         19,743        19,161
   Amortization of deferred policy acquisition costs                                     2,262          2,742         2,009
   Death and other benefits on investment contracts                                         30            (28)          (32)
   Other operating expenses                                                              2,298          1,682         1,999
                                                                                       -------        -------       -------
      Total benefits and expenses                                                       24,768         24,139        23,137
                                                                                       -------        -------       -------
Income (loss) before income taxes                                                        5,618            577        (4,846)
Income tax expense (benefit)                                                             1,902            216        (1,204)
                                                                                       -------        -------       -------
Net income (loss)                                                                      $ 3,716        $   361      $ (3,642)
                                                                                       =======        =======      ========

See accompanying Notes to Financial Statements.

American Centurion Life Assurance Company
-----------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

Years ended December 31,
(In thousands)
                                                                                        2003            2002          2001
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income (loss)                                                                 $   3,716      $     361     $  (3,642)
   Adjustments to reconcile net income (loss) to net cash provided by operating activities:
      Change in amounts recoverable from reinsurers                                         63             80            44
      Change in accrued investment income                                               (1,118)           (11)          652
      Change in deferred policy acquisition costs, net                                  (3,846)           285          (432)
      Change in liabilities for future policy benefits for traditional
        life and disability income insurance                                               (66)           (55)           (1)
      Change in policy claims and other policyholder's funds                               283          1,823        (2,040)
      Deferred income taxes                                                                875         (1,115)       (3,169)
      Change in other assets                                                               (40)            --             3
      Change in other liabilities                                                         (568)        (3,596)        3,863
      Amortization of premium (accretion of discount), net                                 677           (684)           63
      Net realized loss on investments                                                     369          5,529         8,722
      Other, net                                                                            19            (31)          (57)
                                                                                     ---------      ---------     ---------
      Net cash provided by operating activities                                            364          2,586         4,006
                                                                                     ---------      ---------     ---------
CASH FLOWS FROM INVESTING ACTIVITIES
   Available-for-Sale securities:
      Purchases                                                                       (213,462)      (146,462)     (145,713)
      Maturities                                                                        91,078         59,959        44,923
      Sales                                                                             38,080         53,790        54,619
   Mortgage loans on real estate:
      Purchases                                                                        (16,605)       (13,325)      (14,819)
      Sales and repayments                                                               2,375          3,584           689
   Change in amounts due to and from brokers                                           (17,557)         5,460        10,171
                                                                                     ---------      ---------     ---------
      Net cash used in investing activities                                           (116,091)       (36,994)      (50,130)
                                                                                     ---------      ---------     ---------
CASH FLOWS FROM FINANCING ACTIVITIES Activity related to investment contracts:
      Considerations received                                                          114,369         58,264        51,562
      Surrenders and other benefits                                                    (38,855)       (28,761)      (34,967)
      Interest credited to account balances                                             20,178         19,743        19,161
   Capital contribution                                                                 20,000             --        10,000
                                                                                     ---------      ---------     ---------
      Net cash provided by financing activities                                        115,692         49,246        45,756
                                                                                     ---------      ---------     ---------
   Net (decrease) increase in cash and cash equivalents                                    (35)        14,838          (368)
   Cash and cash equivalents at beginning of year                                       22,589          7,751         8,119
                                                                                     ---------      ---------     ---------
   Cash and cash equivalents at end of year                                          $  22,554      $  22,589     $   7,751
                                                                                     =========      =========     =========
Supplemental disclosures:
   Income taxes paid                                                                 $     711      $   4,297     $      --
   Interest on borrowings                                                                    6              3             2

See accompanying Notes to Financial Statements.

American Centurion Life Assurance Company
-----------------------------------------------------------------------------

STATEMENTS OF STOCKHOLDER'S EQUITY

For the three years ended December 31, 2003
(In thousands)
                                                                                     Accumulated
                                                                                        Other
                                                                        Additional  Comprehensive                     Total
                                                          Capital         paid-in  income (loss),     Retained    stockholder's
                                                           stock          Capital    Net of tax       earnings       equity
Balance, January 1, 2001                                   $1,000        $26,600      $ (7,104)       $22,443       $42,939
Comprehensive income:
   Net loss                                                    --             --            --         (3,642)       (3,642)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $12                         --             --           (24)            --           (24)
   Net unrealized holding gains on Available-for-Sale
      securities arising  during the year, net of
      deferred policy acquisition costs of ($870),
      and income tax expense of $8,134                         --             --        15,106             --        15,106
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      loss, net of income tax expense of $3,611                --             --        (6,707)            --        (6,707)
                                                           ------        -------      --------        -------       -------
   Other comprehensive income                                  --             --         8,375             --         8,375
                                                           ------        -------      --------        -------       -------
   Comprehensive income                                        --             --            --             --         4,733
   Capital contribution                                        --         10,000            --             --        10,000
                                                           ------        -------      --------        -------       -------

Balance, December 31, 2001                                 $1,000        $36,600        $1,271        $18,801       $57,672
Comprehensive income:
   Net income                                                  --             --            --            361           361
   Net unrealized holding gains on Available-for-Sale
      securities arising during the year, net of
      deferred policy acquisition costs of ($975),
      and income tax expense of $4,177                         --             --         7,756             --         7,756
   Reclassification adjustment for losses on
      Available-for-Sale securities included in net
      income, net of income tax benefit of $1,892              --             --         3,513             --         3,513
                                                           ------        -------      --------        -------       -------
   Other comprehensive income                                  --             --        11,269             --        11,269
                                                           ------        -------      --------        -------       -------
   Comprehensive income                                        --             --            --             --        11,630
                                                           ------        -------      --------        -------       -------

Balance, December 31, 2002                                 $1,000        $36,600       $12,540        $19,162       $69,302
Comprehensive income:
   Net income                                                  --             --            --          3,716         3,716
   Net unrealized holding losses on Available-for-Sale
      securities arising during the year, net of
      deferred policy acquisition costs of $245,
      and income tax benefit of $1,022                         --             --        (1,897)            --        (1,897)
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      income, net of income tax expense of $95                 --             --          (176)            --          (176)
                                                           ------        -------      --------        -------       -------
   Other comprehensive loss                                    --             --        (2,073)            --        (2,073)
                                                           ------        -------      --------        -------       -------
   Comprehensive income                                        --             --            --             --         1,643
   Cash contribution from parent                                          20,000                                     20,000
                                                           ------        -------      --------        -------       -------
Balance, December 31, 2003                                 $1,000        $56,600       $10,467        $22,878       $90,945
                                                           ======        =======       =======        =======       =======

See accompanying Notes to Financial Statements

American Centurion Life Assurance Company
-----------------------------------------------------------------------------

Notes to Financial Statements

1. ORGANIZATION AND NATURE OF OPERATIONS

American Centurion Life Assurance Company (American Centurion Life) is a stock life insurance company that is domiciled in New York and licensed to transact insurance business in New York, Alabama and Delaware. American Centurion Life is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company.

American Centurion Life's principal product is deferred annuities, which are issued primarily to individuals who are New York residents. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. American Centurion Life distributes its products on a direct response basis, primarily to American Express, cardmembers, and through financial institutions.

American Centurion Life's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, American Centurion Life has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under American Centurion Life's variable annuity products, the purchaser may choose among general account and separate account investment options. Separate account options include accounts investing in equities, bonds, managed funds and/or short term securities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (American Centurion Life's primary regulator) as reconciled in Note 10. Certain reclassifications of prior period amounts have been made to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

Net investment income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale and mortgage loans on real estate. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force (EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" or EITF Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes" depending upon the instrument.

Contractholder charges

Contractholder charges include certain charges assessed on annuities. Contractholder charges include cost of administrative charges and surrender charges on annuities. Contract charges and surrender charges on annuities are recognized as revenue when collected.

Mortality and expense risk and other fees

Mortality and expense risk and other fees, are generated directly and indirectly from American Centurion Life's separate account assets. American Centurion Life's other fees are management fees, generally computed as a contractual rate based on the underlying asset values, and are generally received monthly.

Net realized gain (loss) on investments

Realized gains and losses are recognized on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

American Centurion Life Assurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as Available-for-Sale and carried at fair value. Unrealized gains and losses on securities classified as Available-for-Sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery.

Indicators of other-than-temporary impairment for fixed maturity securities include issuer downgrade, default, or bankruptcy. IDS Life of New York also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in Net realized loss on investments within the Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, IDS Life of New York's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) and securitized loan trusts (SLTs) (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, default and recovery rates of the underlying investments and, as such, are subject to change. IDS Life of New York's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets".

Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for loan losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

American Centurion Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents

American Centurion Life defines cash equivalents as investments with a maturity at the date of their acquisition of three months or less. These investments are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

Deferred policy acquisition costs (DAC) represent the costs of acquiring new business, principally direct sales commissions, policy issue costs and other related costs that have been deferred on the sale of annuity contracts. DAC for certain installment annuities are amortized as a percentage of estimated gross profits. DAC for other annuities are amortized using the interest method.

The projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principle DAC assumptions, such as persistency rates, mortality rates, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can either be positive or negative in any particular period and is reflected in the period in which such changes are made.

American Centurion Life Assurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by American Centurion Life contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of American Centurion Life's contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Through December 31, 2003, the amount paid in excess of contract value was expensed when payable. Amounts expensed in 2003, 2002 and 2001 were $34 thousand, $22 thousand and $10 thousand, respectively. See Recently Issued Accounting Standards section of Note 2 herein for a description of Statement of Position 03-1.

Liabilities for future policy benefits

Liabilities for fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 4.6% to 6.9%, depending on year of issue, with an average rate of approximately 5.8%.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

Federal income taxes

American Centurion Life's taxable income is included in the consolidated federal income tax return of American Express Company. American Centurion Life provides for income taxes on a separate return basis. Under an agreement between AEFC and American Express Company, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

Separate account assets and liabilities are funds held for the exclusive benefit of the variable annuity contract owners. American Centurion Life receives mortality and expense risk fees from the separate accounts.

American Centurion Life provides contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. American Centurion Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. American Centurion Life also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

Recently Issued Accounting Standards

In July 2000, the Financial Accounting Standards Board's (FASB) EITF issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". American Centurion Life adopted the consensus as of January 1, 2001. Issue 99-20 prescribed new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affected CDO's. Although there was no significant impact resulting from the adoption of Issue 99-20, American Centurion Life holds structured securities that are accounted for under Issue 99-20.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and subsequently revised in December 2003. An entity is subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual return of the entity if they occur. In general, FIN 46 requires a VIE to be consolidated when an enterprise has a variable interest for which it is deemed to be the primary beneficiary which means that it will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

American Centurion Life Assurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

The entities primarily impacted by FIN 46 relate to SLTs for which American Centurion Life has a 1.2% ownership interest in each of two SLT structures. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of high-yield loans, which are managed by a related party. However, American Centurion Life is not required to consolidate the SLTs as it is not the primary beneficiary. American Centurion Life has a pro rata interest in the performance of approximately $26.4 million of the high-yield loans which have a market value of $25.8 million. The SLTs have an adjusted cost basis of $6.2 million. American Centurion Life's maximum exposure to loss as a result of its investments in SLT's is represented by the carrying value which is $6.2 million.

FIN 46 does not impact the accounting for qualified special purpose entities as defined by Statement of Financial Accounting Standard (SFA's) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities," such as American Centurion Life's CDO-related securitization trust established in 2001. That trust contains a majority of American Centurion Life's rated CDO's whose retained interest in the trust had a carrying value of $11,461 at December 31, 2003, of which $8,446 is considered investment grade.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). American Centurion Life is currently evaluating its impact, which, among other provisions, requires reserves related to guaranteed minimum death benefits included within the majority of variable annuity contracts offered by American Centurion Life. American Centurion Life expects to adopt SOP 03-1 on January 1, 2004, and will recognize any impact as a cumulative effect of change in accounting principle in American Centurion Life's 2004 Statement of Income.

In November 2003, the FASB ratified a consensus on the disclosure provisions of EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." The disclosure provisions of this rule, which are addressed in Note 3, require tabular presentation of certain information regarding investment securities with gross unrealized losses.

3. INVESTMENTS

Fixed maturity and equity securities

Available-for-Sale securities at December 31, 2003 are distributed by type as presented below:

                                                                                        Gross           Gross
                                                                         Amortized   Unrealized      Unrealized       Fair
(Thousands) Cost Gains Losses Value Fixed maturities:
   Corporate bonds and obligations                                      $223,788       $12,323         $  908      $235,203
   Mortgage and other asset-backed securities                            208,799         5,589            480       213,908
   Structured investments                                                 18,070            10            391        17,689
   Foreign corporates                                                     37,912         1,810            445        39,277
   U.S. Government agency obligations                                      2,015            75             --         2,090
   State and Municipal Obligations                                         1,000            --             44           956
                                                                        --------       -------         ------      --------
Total fixed maturity securities                                         $491,584       $19,807         $2,268      $509,123
                                                                        ========       =======         ======      ========

Available-for-Sale securities at December 31, 2002 are distributed by type as presented below:

                                                                                        Gross           Gross
                                                                         Amortized   Unrealized      Unrealized       Fair
(Thousands) Cost Gains Losses Value Fixed maturities:
   Corporate bonds and obligations                                      $176,254       $12,713         $1,586      $187,381
   Mortgage and other asset-backed securities                            211,629        10,196             55       221,770
   Structured investments                                                 18,775            12            398        18,389
   Foreign corporates                                                         --            --             --            --
   U.S. Government agency obligations                                      1,029            92             --         1,121
   State and Municipal Obligations                                            --            --             --            --
                                                                        --------       -------         ------      --------
Total fixed maturity securities                                         $407,687       $23,013         $2,039      $428,661
                                                                        ========       =======         ======      ========

American Centurion Life Assurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003:

                                                      Less than 12 months        12 months or more              Total
(Thousands)                                          Fair     Unrealized        Fair    Unrealized        Fair     Unrealized
Description of Securities                            Value      Losses          Value     Losses          Value      Losses
Corporate debt securities                         $ 47,022    $  (898)         $240        $(10)       $ 47,262     $  (908)
Mortgage and other asset-backed securities          65,580       (480)           --          --          65,580        (480)
State and municipal obligations                        956        (44)           --          --             956         (44)
Foreign corporates                                  13,576       (445)           --          --          13,576        (445)
                                                  --------    -------          ----        ----        --------     -------
Total                                             $127,134    $(1,867)         $240        $(10)       $127,374     $(1,877)
                                                  ========    =======          ====        ====        ========     =======

Note: Excludes structured investments that are accounted for pursuant to EITF 99-20, and are therefore outside the scope of EITF 03-1. At December 31, 2003, such investments had gross unrealized losses of $391 thousand.

Approximately 77 investment positions were in an unrealized loss position as of December 31, 2003. The gross unrealized losses on these securities are attributable to a number of factors including changes in interest rates and credit spreads and specific credit events associated with individual issuers. As part of its ongoing monitoring process, management has concluded that none of these securities are other-than-temporarily impaired at December 31, 2003. American Centurion Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost. See the Fixed maturity and equity securities section of Note 2 for information regarding American Centurion Life's policy for determining when an investment's decline in value is other-than-temporary.

The following is a distribution of Available-for-Sale securities by maturity as of December 31, 2003:

                                                                                                      Amortized       Fair
(Thousands)                                                                                             Cost          Value
Due within 1 year                                                                                    $  1,000      $  1,007
Due after 1 year through 5 years                                                                       85,718        91,699
Due after 5 years through 10 years                                                                    167,190       173,797
Due after 10 years                                                                                     28,877        28,712
Mortgage and other asset-backed securities                                                            208,799       213,908
                                                                                                     --------      --------
   Total                                                                                             $491,584      $509,123
                                                                                                     ========      ========

The timing of actual receipts may differ from contractual maturities because issuers may have the right to call or prepay obligations.

At December 31, 2003 and 2002, bonds carried at $1.0 million and $1.0 million, respectively, were on deposit with the state of New York as required by law.

At December 31, 2003, fixed maturity securities comprised approximately 89 percent of American Centurion Life's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $12.0 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                                                                    2003          2002
AAA                                                                                                        44%           53%
AA                                                                                                          2             1
A                                                                                                          18            13
BBB                                                                                                        29            28
Below investment grade                                                                                      7             5
                                                                                                          ---           ---
   Total                                                                                                  100%          100%
                                                                                                          ===           ===

At December 31, 2003, approximately 89 percent of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

American Centurion Life Assurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

The table below includes sales, maturities and purchases of investments classified as Available-for-Sale for the years ended December 31:

(Thousands)                                                                             2003            2002          2001
Sales                                                                                 $ 38,080       $ 53,790      $ 54,619
Maturities                                                                            $ 91,078       $ 59,959      $ 44,923
Purchases                                                                             $213,462       $146,462      $145,713
                                                                                      --------       --------      --------

Gross realized gains on sales of securities classified as Available-for-Sale securities, using the specific identification method, were approximately $2.8 million, $2.2 million and $0.5 million for the years ended December 31, 2003, 2002 and 2001, respectively. Gross realized (losses) on sales of Available-for-Sale securities were approximately ($1.2 million), ($4.3 million) and ($4.1 million) for the same periods. American Centurion Life also recognized (losses) of approximately ($1.3 million), ($3.3 million) and ($4.9 million) in other-than-temporary impairments on Available-for-Sale securities for the years ended December 31, 2003, 2002 and 2001, respectively. The 2001 losses include the effect of the write-down and sale of high-yield securities discussed below.

During 2001, American Centurion Life recorded pretax losses of $10.3 million to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with American Centurion Life's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Statements of Income, $8.3 million of these losses are included in Net realized losses on investments and $2.0 million are included in Net investment income.

During 2001, American Centurion Life placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $14.9 million, into a securitization trust. In return, American Centurion Life received $1.9 million in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $12.9 million. As of December 31, 2003, the retained interests had a carrying value of approximately $11.5 million, of which approximately $8.4 million is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Mortgage loans on real estate

At December 31, 2003, approximately 11 percent of American Centurion Life's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                                December 31, 2003         December 31,2002
(Thousands)                                                               On Balance    Funding        On Balance    Funding
Region                                                                       Sheet    Commitments         Sheet    Commitments
South Atlantic                                                              $12,870      $1,350         $ 9,911     $  --
Mountain                                                                     11,362          --           8,810        --
Pacific                                                                      11,121          --              --     5,200
West North Central                                                            8,547          --           9,721        --
West South Central                                                            5,634          --           5,513       500
Middle Atlantic                                                               4,980          --           5,106        --
East North Central                                                            4,335          --           4,422        --
East South Central                                                            2,861          --           2,963        --
New England                                                                   1,829          --           2,878        --
                                                                            -------      ------         -------    ------
                                                                             63,539       1,350          49,324     5,700
Less reserves for losses                                                        920          --             278        --
                                                                            -------      ------         -------    ------
   Total                                                                    $62,619      $1,350         $49,046    $5,700
                                                                            =======      ======         =======    ======

American Centurion Life Assurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

                                                                                December 31, 2003         December 31, 2002
(Thousands)                                                               On Balance   Funding         On Balance    Funding
Property type                                                                Sheet   Commitments          Sheet    Commitments
Office buildings                                                            $21,110      $1,350         $17,790    $3,078
Department/retail stores                                                     17,997          --          16,547     2,622
Industrial buildings                                                         14,972          --          11,260        --
Mixed use                                                                     4,287          --           1,456        --
Apartments                                                                    2,613          --           1,246        --
Medical buildings                                                             2,560          --           1,025        --
                                                                            -------      ------         -------    ------
                                                                             63,539       1,350          49,324     5,700
Less reserves for losses                                                        920          --             278        --
                                                                            -------      ------         -------    ------
   Total                                                                    $62,619      $1,350         $49,046    $5,700
                                                                            =======      ======         =======    ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. Mortgage loans are first mortgages on real estate. Mortgage loans are first mortgages on real estate. American Centurion Life holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2003, 2002 and 2001, American Centurion Life had no recorded investment in impaired loans. The average recorded investment in impaired loans for the years ended December 31, 2003, and 2002 was $nil.

The following table presents changes in the reserve for mortgage loan losses:

(Thousands)                                                                               2003           2002           2001
Balance, January 1                                                                        $278           $149          $ 28
Provision for mortgage loan losses                                                         642            129           121
                                                                                          ----           ----          ----
Balance, December 31                                                                      $920           $278          $149
                                                                                          ====           ====          ====


Sources of investment income and realized losses on investments

Net investment income for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2003           2002           2001
Income on fixed maturities                                                             $25,649        $25,178       $23,875
Income on mortgage loans on real estate                                                  4,278          3,300         2,599
Other                                                                                      358          1,050          (420)
                                                                                       -------        -------       -------
                                                                                        30,285         29,528        26,054
Less investment expenses                                                                   370            303           177
                                                                                       -------        -------       -------
Total                                                                                  $29,915        $29,225       $25,877
                                                                                       =======        =======       =======

Net realized losses on investments for the years ended December 31 is summarized as follows:

(Thousands)                                                                               2003           2002          2001
Fixed maturities                                                                         $ 271        $(5,405)      $(8,527)
Mortgage loans on real estate                                                             (642)          (129)         (121)
Other investments                                                                            2              5           (74)
                                                                                         -----        -------       -------
   Total                                                                                 $(369)       $(5,529)      $(8,722)
                                                                                         =====        =======       =======

4. INCOME TAXES

American Centurion Life qualifies as a life insurance company for federal income tax purposes. As such, American Centurion Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31, consists of the following:

(Thousands)                                                                               2003          2002           2001
Federal income taxes:
   Current                                                                              $1,053        $ 1,242       $ 1,165
   Deferred                                                                                875         (1,115)       (3,169)
                                                                                        ------         ------       -------
                                                                                         1,928            127        (2,004)
State income taxes-current                                                                 (26)            89           800
                                                                                        ------         ------       -------
Income tax expense (benefit)                                                            $1,902         $  216       $(1,204)
                                                                                        ======         ======       =======

Income tax expense (benefit) differs from that computed by using the federal statutory rate of 35%.

American Centurion Life Assurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

The principal causes of the difference in each year are shown below:

                                                            2003                      2002                      2001
(Thousands)                                         Provision    Rate         Provision    Rate          Provision    Rate
Federal income taxes based on the statutory rate    $1,966         35.0%       $202          35.0%      $(1,696)      (35.0)%
   Dividend exclusion                                  (22)        (0.4)         (6)          1.9            --        --
   State tax, net                                      (17)        (0.3)         58         (17.4)          520        10.7
   Other, net                                          (25)        (0.5)        (38)         11.1           (28)       (0.5)
                                                    ------         ----        ----          ----       -------        ----
Total income taxes                                  $1,902         33.8%       $216          30.6%      $(1,204)       24.8)%
                                                    ======         ====        ====          ====       =======        ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of American Centurion Life's deferred income tax assets and liabilities as of December 31 are as follows:

Deferred income tax assets: (Thousands)                                                                 2003          2002
   Policy reserves                                                                                    $ 3,274       $ 3,557
   Investments                                                                                          5,559         5,315
   Other                                                                                                  360           370
                                                                                                      -------       -------
Total deferred income tax assets                                                                        9,193         9,242
                                                                                                      -------       -------
Deferred income tax liabilities:
   Deferred policy acquisition costs                                                                    5,179         4,354
   Net unrealized gains on Available-for-Sale securities                                                5,636         6,752
                                                                                                      -------       -------
Total deferred income tax liabilities                                                                  10,815        11,106
                                                                                                      -------       -------
Net deferred income tax liability                                                                     $ 1,622       $ 1,864
                                                                                                      =======       =======

American Centurion Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that American Centurion Life will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

5. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to American Centurion Life's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory capital and surplus aggregated $42.9 million and $33.7 million as of December 31, 2003 and 2002, respectively (see Note 10 for a reconciliation of net income (loss) and stockholder's equity per the accompanying financial statements to statutory-basis net loss and surplus).

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect

January 1, 2001. The state of New York adopted the provisions of the revised manual with modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that American Centurion Life uses to prepare its statutory-basis financial statements. The impact of implementing these changes to American Centurion Life's statutory-basis capital and surplus as of January 1, 2001 was not significant. Effective January 1, 2002 the state of New York adopted additional provisions of the revised manual. The impact of implementing these changes to American Centurion Life's statutory-basis capital and surplus as of January 1, 2002 was an increase of $462 thousand.

American Centurion Life Assurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

6. RELATED PARTY TRANSACTIONS

American Centurion Life participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. American Centurion Life's share of the total net periodic pension cost was $5 thousand for each of the years 2003, 2002 and 2001, respectively.

American Centurion Life also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2003, 2002 and 2001 were $25 thousand, $21 thousand, and $24 thousand, respectively.

American Centurion Life participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 2003, 2002 and 2001 were $nil.

Charges by IDS Life and AEFC for use of joint facilities, technology support, marketing services and other services aggregated $3.0 million, $2.2 million, and $2.0 million for 2003, 2002 and 2001, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to American Centurion Life may not be reflective of expenses that would have been incurred by American Centurion Life on a stand-alone basis.

Included in other liabilities at December 31, 2003 and 2002 are payables of $636 thousand and $200 thousand, respectively, payable to IDS Life for federal income taxes.

7. LINES OF CREDIT

American Centurion Life has an available line of credit with AEFC of $10,000. The interest rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2003 or 2002.

8. COMMITMENTS AND CONTINGENCIES

American Centurion Life is involved in a number of legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. American Centurion Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. American Centurion Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

American Centurion Life has an agreement whereby it ceded 100 percent of a block of individual life insurance and individual annuities to an unaffiliated company. At December 31, 2003 and 2002, traditional life insurance in-force aggregated $105.4 million and $119.6 million, respectively, of which $105.3 million and $119.6 million were reinsured at the respective year-ends. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $1.1 million, $1.3 million, and $1.3 million for the years ended December 31, 2003, 2002, and 2001, respectively. Reinsurance recovered from reinsurers amounted to $920 thousand, $2.0 million, and $336 thousand for the years ended December 31, 2003, 2002 and 2001, respectively. Reinsurance contracts do not relieve American Centurion Life from its primary obligations to policyholders.

At December 31, 2003, American Centurion Life had no commitments to purchase investments other than mortgage loan fundings (see Note 3).

American Centurion Life Assurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

American Centurion Life discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. The fair value of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2003 and 2002 and require management judgment. These figures may not be indicative of their future values. Management believes the value of excluded assets and liabilities is significant. The fair value of American Centurion Life, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                    2003                       2002
(Thousands)                                                                 Carrying      Fair          Carrying    Fair
Financial Assets                                                             Amount       Value          Amount     Value
Fixed maturities                                                           $509,123    $509,123        $428,661  $428,661
Mortgage loans on real estate                                                62,619      68,380          49,046    55,004
Cash and cash equivalents                                                    22,554      22,554          22,589    22,589
Separate account assets                                                      29,900      29,900          20,156    20,156
Financial Liabilities
Future policy benefits for fixed annuities                                 $527,047    $514,126        $431,605  $420,984
Separate account liabilities                                                 29,900      28,730          20,156    19,317
Derivative attached calls                                                        63          63              --        --

At December 31, 2003 and 2002, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1.1 million and $867 thousand respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2003 and 2002. The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2003 and 2002.

10. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income (loss) for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                                                                         2003           2002           2001
(Thousands)
Net income (loss), per accompanying financial statements                              $  3,716        $   361      $ (3,642)
Deferred policy acquisition costs                                                       (3,618)           290          (386)
Adjustments of future policy benefit liabilities                                       (11,953)          (574)        3,686
Deferred federal income tax benefit                                                        875         (1,433)       (3,169)
Interest maintenance reserve gain/loss transfer and amortization                        (1,306)           (95)        3,304
Deferred surrender charge                                                                  (68)          (433)         (275)
Other, net                                                                                 609         (3,470)       (1,474)
                                                                                      --------       --------      --------
Statutory-basis net loss                                                              $(11,745)      $ (5,354)     $ (1,956)
                                                                                      ========       ========      ========

Stockholder's equity, per accompanying Financial statements                           $ 90,945       $ 69,302      $ 57,672
Deferred policy acquisition costs                                                      (19,709)       (15,618)      (16,878)
Adjustments of future policy benefit liabilities                                        (9,983)         5,804         6,455
Adjustments of reinsurance ceded reserves                                               (2,125)        (2,188)       (2,268)
Deferred federal income tax expense (benefit)                                            2,519          2,326        (3,091)
Asset valuation reserve                                                                 (2,762)          (630)       (3,180)
Net unrealized gain on investments                                                     (16,618)       (20,695)       (2,495)
Other, net                                                                                 637         (4,549)        1,439
                                                                                      --------       --------      --------
Statutory-basis capital and surplus                                                   $ 42,904       $ 33,752      $ 37,654
                                                                                      ========       ========      ========

                                                                 S-6313 A (4/04)

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

         ACL Variable Annuity Account 1

         Report of Independent Auditors for ACL Variable Annuity Account 1 dated March 19, 2004.
         Statements of Assets and Liabilities for year ended Dec. 31, 2003. Statements of Operations for year ended Dec. 31, 2003.
         Statements of Changes in Net Assets for the years ended Dec. 31, 2003 and 2002.
         Notes to Financial Statements.

         American Centurion Life Assurance Company:

         Report of Independent Auditors dated Jan. 26, 2004.
         Balance Sheets as of Dec. 31, 2003 and 2002.
         Statements of Operations for years ended Dec. 31, 2003, 2002 and 2001. Statements of Stockholders Equity, for years ended Dec. 31, 2003, 2002 and 2001.
         Statements of Cash Flows for years ended Dec. 31, 2003, 2002 and 2001. Notes to Financial Statements.

(b)      Exhibits:

1. Certificate, establishing the ACL Variable Annuity Account 1 dated December 1, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

2.       Not applicable.

3. Variable Annuity and Life Insurance Distribution and Administrative Services Agreement, dated April 10, 1997, is filed electronically as
         Exhibit 3 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

4.1 Form of Group Deferred Annuity Certificate for nonqualified contract (form 38502-NY 10/95), filed electronically as Exhibit 4.1 to
         Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

4.2 Form of Group Deferred Annuity Certificate for qualified contract (form 38503-IRA-NY 10/95), filed electronically as Exhibit 4.2 to
         Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

4.3 Form of Group Deferred Annuity Contract (form 38501 10/95), filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

4.4 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 272170 12/02) filed electronically as Exhibit 4.4 to Post-Effective Amendment No. 8 to Registration Statement No. 333-00041 is incorporated by reference.

5.1      Form of  Group  Deferred  Variable  Annuity  Application  (form  32041
         10/95), filed electronically as Exhibit 5.1 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

5.2 Form of Variable Annuity Participant Enrollment Form (form 32027C 10/95), filed electronically as Exhibit 5.2 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

6.1 Amended and Restated Articles of Incorporation of American Centurion Life, filed electronically as Exhibit 6.1 to Registrant's Initial
         Registration Statement No. 333-00041, is incorporated herein by reference.

6.2      Amended By-Laws of American  Centurion Life, filed  electronically  as
         Exhibit  6.2  to  Registrant's  Initial  Registration   Statement  No.
         333-00041, is incorporated herein by reference.

6.3      Emergency By-Laws of American Centurion Life, filed  electronically as
         Exhibit  6.3  to  Registrant's  Initial  Registration   Statement  No.
         333-00041, is incorporated herein by reference.

6.4 Amended and Restated By-Laws of American Centurion Life Assurance Company filed electronically as Exhibit 6.4 to the Initial Registration Statement No. 333-101051, filed on or about February 6, 2003, is incorporated herein by reference.

7.       Not applicable.

8.1 Participation Agreement, dated Oct. 7, 1996, by and among American Centurion Life and Warburg Pincus Trust and Warburg, Pincus Counsellors, Inc. and Counsellors Securities, Inc., filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

8.2 Fund Participation Agreement, dated July 31, 1996, by and among American Centurion Life, TCI Portfolios, Inc. and Investors Research Corporation, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

8.3 Fund Participation Agreement, dated Oct. 23, 1996, between Janus Aspen Series and American Centurion Life, filed electronically as Exhibit
         8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

8.4 Participation Agreement, dated Dec. 4, 1996, among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and American Centurion Life, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.      Consent of Independent Auditors is filed electronically herewith.

11.      None.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to Registrant's Initial Registration Statement No. 333-00041, is incorporated by reference.

14. American Centurion Life Assurance Company Power of Attorney to sign Amendments to this Registration Statement dated April 15, 2004 is filed electronically herewith.


Item 25. Directors and Officers of the Depositor (American Centurion Life Assurance Company)

Name                            Principal Business Address*             Positions and Offices with Depositor
------------------------------- --------------------------------------- ------------------------------------------

Gumer C. Alvero                                                         Director, Vice President - Annuities


Timothy V. Bechtold                                                     Director, President and Chief Executive
                                                                        Officer

Walter S. Berman                                                        Vice President and Treasurer

Maureen A. Buckley              20 Madison Ave. Extension               Director, Vice President, Chief
                                P.O. Box 5555                           Operating Officer, Consumer Affairs
                                Albany, NY  12205-0555                  Officer and Money Laundering Prevention Officer

Rodney P. Burwell               Xerxes Corporation                      Director
                                7901 Xerxes Ave. So.
                                Suite 201
                                Bloomington, MN 55431-1253

Robert R. Grew                  Carter, Ledyard & Milburn               Director
                                2 Wall Street
                                New York, NY  10005-2072

Ronald L. Guzior                                                        Director

Lorraine R. Hart                                                        Vice President-Investments


Carol A. Holton                                                         Director, Vice President - Third Party Distribution


Michelle M. Keeley                                                      Vice President - Investments

Jean B. Keffeler                3424 Zenith Ave. So.                    Director
                                Minneapolis, MN  55416

Eric L. Marhoun                                                         General Counsel and Secretary


Thomas R. McBurney              4900 IDS Center                         Director
                                80 South Eighth Street
                                Minneapolis, MN  55402

Jeryl A. Millner                                                        Controller


Mary Ellyn Minenko                                                      Counsel and Assistant Secretary


Thomas W. Murphy                                                        Vice President - Investments

Thomas V. Nicolosi              American Express                        Director
                                Financial Advisors Inc.
                                Suite 220
                                500 Mamaroneck Avenue
                                Harrison, NY  10528

Stephen P. Norman               90 Hudson Street                        Director
                                Jersey City, NJ  07032

Teresa J. Rasmussen                                                     Counsel and Assistant Secretary


Richard M. Starr                40 Wall Street                          Director
                                New York, NY  10005

Michael R. Woodward             32 Ellicot St.                          Director
                                Suite 100
                                Batavia, NY  14020

* Unless otherwise noted, the principal business address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory Quantitive Equity (General Partner) LLC                                   Delaware
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Bank, FSB                                                         Federal
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency                                Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation - NV                                   Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware
     Realty Assets, Inc.                                                                Nebraska
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska




Item 27. Number of Contract owners

         As of March 31, 2004, there were 5 certificate owners of qualified certificates and 128 certificate owners of non-qualified certificates.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

     Items 29(a) and 29(b)

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free  Income Trust;  World Trust;  American
          Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Asset Management Group

         John M. Baker                                  Vice President - Chief
                                                        Client Service Officer

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President and Chief
                                                        Financial Officer

         Walter S. Berman                               Senior Vice President

         Robert C. Bloomer                              Vice President - Technologies III

         Leslie H. Bodell                               Vice President - Technologies I

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Randy L. Boser                                 Vice President - Mutual Fund
                                                        Business Development

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Martin T. Cole                                 Group Vice President - Southwest

         Paul A. Connolly                               Vice President - RL HR/US Retail

         James M. Cracchiolo                            Director, Chairman of the Board
                                                        and Chief Executive Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - Employee
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Paul James Dolan                               Vice President - CAO Product Sales

         Kenneth Dykman                                 Group Vice President -
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Barbara H. Fraser                              Executive Vice President -
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President - CAO - AEFA
                                                        Investment Management

         Gary W. Gassmann                               Group Vice President -
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         John C. Greiber                                Group Vice President -
                                                        Minnesota/Iowa

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Fixed Income
                                                        Investments Administration
                                                        Officer

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President -
         Suite 150                                      Advisor Group
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

         Carol A. Holton                                Vice President - Third
                                                        Party Distribution

         Debra A. Hutchinson                            Vice President - Technologies I

         Diana R. Iannarone                             Group Vice President -
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -
                                                        Compensation and Licensing
                                                        Services

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Nancy Jones                                    Vice President - Advisor
                                                        Marketing

         William A. Jones                               Vice President - Technologies III

         John C. Junek                                  Senior Vice President and
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic
                                                        Initiatives

         Christopher J. Kopka                           Money Laundering Prevention
                                                        Officer

         Mitre Kutanovski                               Group Vice President -
         125 South Wacker Drive                         Chicago Metro
         Suite 1550
         Chicago, IL  60606

         Lori J. Larson                                 Vice President - Advisor
                                                        Field Force Growth and
                                                        Retention

         Daniel E. Laufenberg                           Vice President and Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - General
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Services

         Diane D. Lyngstad                              Vice President - Comp and
                                                        Licensing Services

         Thomas A. Mahowald                             Vice President and Director of
                                                        Equity Research

         Timothy J. Masek                               Vice President -
                                                        Fixed Income Research

         Mark T. McGannon                               Vice President and General
                                                        Manager - Products Sales

         Brian J. McGrane                               Vice President - LFO Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Managed and
                                                        Brokerage Products

         Timothy S. Meehan                              Secretary

         Penny Meier                                    Vice President - Business
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -
                                                        Technologies

         Rebecca Nash                                   Vice President - Service
                                                        Operations

         Roger Natarnjan                                Vice President - Finance

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Kristi L. Petersen                             Vice President - ONE Account
                                                        and Cash

         John G. Poole                                  Group Vice President -
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Teresa J. Rasmussen                            Vice President and
                                                        Assistant General Counsel


         Michael J. Rearden                             Group Vice President -
                                                        Southern Florida

         Ralph D. Richardson III                        Group Vice President -
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                              Senior Vice President -
                                                        GFS

         Maximillian G. Roth                            Group Vice President -
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Russell L. Scalfano                            Group Vice President -
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Strategy
                                                        and Planning

         Mark E. Schwarzmann                            Senior Vice President -
                                                        Insurance and Annuities

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing  and
                                                        Services

         Jacqueline M. Sinjem                           Vice President - Plan
                                                        Sponsor Services

         Albert L. Soule                                Group Vice President -
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget Sperl                                  Senior Vice President -
                                                        Client Service Organization

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller
                                                        and Treasurer

         Caroline Stockdale-Boon                        Senior Vice President -
                                                        Human Resources

         Jeffrey J. Stremcha                            Vice President - Technologies I

         John T. Sweeney                                Vice President - Lead Financial
                                                        Officer, Products Group

         Joe Sweeney                                    Senior Vice President,
                                                        General Manager - U.S. Brokerage
                                                        and Membership Banking

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         188 106th Avenue NE                            Pacific Northwest
         Suite 640
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President -
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Ramanathan Venkatabamanan                      Vice President - Technologies III

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer

         Phil Wentzel                                   Vice President - Finance

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance
                                                        Operations

         Gayle W. Winfree                               Group Vice President -
                                                        Delta States

         Michael D. Wolf                                Vice President - Equity Senior
                                                        Portfolio Manager

         Abraham L. Wons                                Vice President - Investments Risk
                                                        Management

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020


* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.



Item 29 (c).

                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation
-----------             -----------           ----------           -----------           ------------
American Express         $1,555,999              None                 None                  None
Financial Advisors
Inc.

Item 30.          Location of Accounts and Records

                  American Centurion Life Assurance Company
                  20 Madison Avenue Extension
                  Albany, NY 12203

Item 31.          Management Services

                  Not Applicable

Item 32.          Undertakings

                  (a)(b)&(c) These undertakings were filed with Registrant's
                             Initial Registration Statement, File No. 333-00041.

                  (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Centurion Life Assurance Company, on behalf of the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 28th day of April, 2004.


                                    ACL VARIABLE ANNUITY ACCOUNT 1
                                    ------------------------------
                                                     (Registrant)

                                    By American Centurion Life Assurance Company
                                    --------------------------------------------
                                                     (Sponsor)

                                    By /s/  Timothy V. Bechtold*
                                      ------------------------------------------
                                            Timothy V. Bechtold
                                            President and Chief
                                            Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2004.

Signature                            Title

/s/ Gumer C. Alvero*                 Director and Vice President - Annuities
    ----------------------
    Gumer C. Alvero

/s/ Timothy V. Bechtold*             Director, President and Chief Executive
    ----------------------           Officer
    Timothy V. Bechtold              (Chief Executive Officer)

/s/ Maureen A. Buckley*              Director, Vice President, Chief Operating
    ----------------------           Officer, Consumer Affairs Officer, Claims
    Maureen A. Buckley               Officer and Money Laundering Prevention
                                     Officer

/s/ Rodney P. Burwell*               Director
    ----------------------
    Rodney P. Burwell

/s/ Robert R. Grew*                  Director
    ----------------------
    Robert R. Grew

/s/ Ronald L. Guzior*                Director
    ----------------------
    Ronald L. Guzior

/s/ Carol A. Holton*                 Director and Vice President - Third Party
    ----------------------           Distribution
    Carol A. Holton

/s/ Jean B. Keffeler*                Director
    ----------------------
    Jean B. Keffeler

/s/ Thomas R. McBurney*              Director
    ----------------------
    Thomas R. McBurney

/s/ Jeryl A. Millner*                Controller
    ----------------------           (Principal Accounting Officer)
    Jeryl A. Millner                 (Principal Financial Officer)

/s/ Thomas V. Nicolosi*              Director
    ----------------------
    Thomas V. Nicolosi

/s/ Stephen P. Norman*               Director
    ----------------------
    Stephen P. Norman

/s/ Richard M. Starr*                Director
    ----------------------
    Richard M. Starr

/s/ Michael R. Woodward*             Director
    ----------------------
    Michael R. Woodward


* Signed pursuant to Power of Attorney dated April 15, 2004, filed electronically herewith as Exhibit 14 to Registrant's Post-Effective Amendment No. 9, by:



/s/ Mary Ellyn Minenko
-------------------------------------
    Mary Ellyn Minenko
    Counsel

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 9

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements.

Part C.

         Other Information.

         The signatures.

Exhibits.